UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (14.3%)
* Kohl's Corp.	1,779,491	90,309
Comcast Corp. Class A	3,515,300	63,592
Johnson Controls Inc.	2,112,000	60,255
Target Corp.	1,054,600	57,507
* Ford Motor Co.	4,000,700	46,928
Walt Disney Co.	1,187,400	39,683
Lowe's Cos. Inc.	1,600,300	39,608
McDonald's Corp.	452,915	30,287
* O'Reilly Automotive Inc.	575,400	29,357
* Discovery Communications Inc. Class A	714,000	26,889
Yum! Brands Inc.	654,900	26,818
* Hyatt Hotels Corp. Class A	364,800	14,760
News Corp. Class A	784,800	10,359
		536,352
Consumer Staples (6.2%)
PepsiCo Inc.	1,589,500	99,964
Costco Wholesale Corp.	1,054,600	61,430
Colgate-Palmolive Co.	455,500	35,570
Mead Johnson Nutrition Co.	384,300	18,954
CVS Caremark Corp.	496,600	17,197
		233,115
Energy (8.0%)
Schlumberger Ltd.	2,264,270	127,139
Occidental Petroleum Corp.	527,500	43,524
EOG Resources Inc.	361,740	37,925
* Cameron International Corp.	876,140	31,716
Noble Energy Inc.	505,400	30,066
Suncor Energy Inc.	594,400	18,105
Apache Corp.	153,550	13,749
		302,224
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	160

Financials (8.1%)
JPMorgan Chase & Co.	2,887,600	114,291
CME Group Inc.	194,150	61,478
Wells Fargo & Co.	1,936,100	55,547
Franklin Resources Inc.	428,200	42,002
Invesco Ltd.	1,198,200	22,239
Bank of America Corp.	679,700	10,698
		306,255
Health Care (13.8%)
Alcon Inc.	871,180	122,383
* Gilead Sciences Inc.	2,594,840	93,207
* Celgene Corp.	1,167,560	61,600
Teva Pharmaceutical Industries Ltd. ADR	933,460	51,172
* Thermo Fisher Scientific Inc.	851,575	44,333

	Covidien PLC			827,500	35,078
*	Express Scripts Inc.			260,100	26,166
*	Vertex Pharmaceuticals Inc.			737,500	25,510
	Allergan Inc.			408,035	24,560
*	Medco Health Solutions Inc.			360,000	20,754
*	Illumina Inc.			302,000	12,696
					517,459
Industrials (12.8%)
	Danaher Corp.			1,179,915	93,662
	Illinois Tool Works Inc.			1,604,200	74,483
	Cooper Industries PLC			1,014,200	47,637
	United Parcel Service Inc. Class B			741,900	46,562
	Goodrich Corp.			666,000	46,220
	Dover Corp.			778,500	34,947
	Rockwell Automation Inc.			515,600	27,549
	WW Grainger Inc.			262,400	26,699
	Manpower Inc.			457,800	20,926
	Roper Industries Inc.			355,090	20,602
	JB Hunt Transport Services Inc.			504,390	17,417
*	Vestas Wind Systems A/S ADR			830,600	13,173
	FedEx Corp.			149,600	12,490
					482,367
Information Technology (30.4%)
*	Apple Inc.			1,001,106	257,445
*	Google Inc. Class A			371,245	180,121
	Hewlett-Packard Co.			3,154,700	145,148
	Microsoft Corp.			4,868,225	125,600
*	EMC Corp.			5,191,800	96,671
	Intel Corp.			4,251,410	91,065
	Broadcom Corp. Class A			1,688,300	58,280
*	Cisco Systems Inc.			2,335,580	54,092
	KLA-Tencor Corp.			1,123,000	34,555
*	eBay Inc.			1,565,300	33,513
*	McAfee Inc.			768,300	24,432
	QUALCOMM Inc.			659,685	23,458
	Visa Inc. Class A			267,500	19,383
					1,143,763
Materials (2.8%)
	Praxair Inc.			402,240	31,214
	Freeport-McMoRan Copper & Gold Inc.			418,675	29,328
	Dow Chemical Co.			1,051,800	28,304
^	ArcelorMittal			487,500	14,781
					103,627
Total Common Stocks (Cost $3,598,979)					3,625,322
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.3%)[1]
Money Market Fund (3.8%)
[3,4] Vanguard Market Liquidity Fund		0.246%		144,855,654	144,856

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
[5,6] Freddie Mac Discount Notes		0.245%	9/21/10	18,000	17,983

U.S. Growth Fund

Total Temporary Cash Investments (Cost $162,842)	162,839
Total Investments (100.7%) (Cost $3,761,821)	3,788,161
Other Assets and Liabilities-Net (-0.7%)[4]	(24,700)
Net Assets (100%)	3,763,461

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,476,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $5,960,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $17,983,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. At May 31, 2010, the cost of investment securities for tax purposes was $3,761,821,000. Net unrealized appreciation of investment securities for tax purposes was $26,340,000, consisting of unrealized gains of $276,675,000 on securities that had risen in value since their purchase and $250,335,000 in unrealized losses on securities that had fallen in value since their purchase.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

U.S. Growth Fund

At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	June 2010	116	31,567	(1,549)
S&P Mid-Cap 400 Index	June 2010	89	33,918	(1,148)
E-mini S&P 500 Index	June 2010	664	36,138	(1,235)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,625,322	—	—
Temporary Cash Investments	144,856	17,983	—
Futures Contracts—Liabilities[1]	(1,060)	—	—
Total	3,769,118	17,983	—

1 Represents variation margin on the last day of the reporting period.

Vanguard International Growth Fund

Schedule of Investments
As of May 28, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)[1]
Australia (4.2%)
Australia & New Zealand Banking Group Ltd.	8,359,000	158,107
Woolworths Ltd.	5,214,600	116,296
Woodside Petroleum Ltd.	2,777,000	101,423
Brambles Ltd.	14,934,900	82,298
QBE Insurance Group Ltd.	4,449,000	73,431
* James Hardie Industries SE	6,196,069	38,440
^ Sims Metal Management Ltd.	1,004,886	17,077
* Fortescue Metals Group Ltd.	2,852,996	9,984
		597,056
Austria (0.2%)
^ Wienerberger AG	1,720,000	25,945

Belgium (0.1%)
Barco NV	295,272	14,366

Brazil (6.3%)
Petroleo Brasileiro SA ADR Type A	7,733,400	239,503
Itau Unibanco Holding SA ADR	8,592,375	158,186
BM&FBovespa SA	17,436,600	117,638
Itau Unibanco Holding SA Prior Pfd.	4,871,490	90,086
Redecard SA	5,717,952	84,150
Vale SA Class B Pfd. ADR	3,641,900	83,946
OGX Petroleo e Gas Participacoes SA	3,610,400	32,020
Vale SA Prior Pfd.	1,035,000	23,863
Petroleo Brasileiro SA Prior Pfd.	1,515,000	23,540
Banco do Brasil SA	1,370,000	19,520
B2W Cia Global Do Varejo	1,063,000	17,859
Fibria Celulose SA	716,170	11,483
		901,794
Canada (1.6%)
Suncor Energy Inc.	3,526,000	107,482
Niko Resources Ltd.	987,600	96,724
Sherritt International Corp.	2,300,000	14,555
Harry Winston Diamond Corp.	732,000	9,126
		227,887
China (7.2%)
* Baidu Inc./China ADR	4,417,410	323,399
Ping An Insurance Group Co. of China Ltd.	13,269,500	107,494
China Resources Enterprise Ltd.	28,546,000	96,785
* Ctrip.com International Ltd. ADR	1,869,400	73,636
CNOOC Ltd.	44,035,000	68,930
Tencent Holdings Ltd.	3,242,000	61,712
China Merchants Holdings International Co. Ltd.	20,078,000	61,641
^ Dongfang Electric Corp. Ltd.	17,496,400	53,794
Want Want China Holdings Ltd.	70,211,000	52,777
China Merchants Bank Co. Ltd.	18,899,500	45,129
China Construction Bank Corp.	39,579,000	31,683
Chaoda Modern Agriculture Holdings Ltd.	23,000,719	22,015

	China Unicom Hong Kong Ltd.	14,678,000	17,819
^	Ports Design Ltd.	4,958,000	11,854
			1,028,668
Denmark (1.8%)
	Novo Nordisk A/S Class B	1,135,200	87,276
*	Vestas Wind Systems A/S	1,653,736	78,791
	Novozymes A/S	634,400	67,318
	AP Moller - Maersk A/S Class B	3,750	27,846
			261,231
France (7.1%)
^	Cie Generale d'Optique Essilor International SA	3,107,800	176,788
	Danone	2,617,000	133,723
	GDF Suez	3,422,000	106,466
^	PPR	869,096	102,830
	L'Oreal SA	901,231	83,954
^	ArcelorMittal	2,678,000	80,688
	Schneider Electric SA	764,000	76,050
	BNP Paribas	1,011,000	57,317
^	Vallourec SA	302,875	56,021
	Publicis Groupe SA	865,000	35,674
	European Aeronautic Defence and Space Co. NV	1,720,000	33,734
^	Total SA	620,000	28,918
^	Societe Generale	500,000	21,441
^	CFAO SA	695,000	20,182
			1,013,786
Germany (6.3%)
*,^ SAP AG		3,435,400	145,840
	Siemens AG	1,366,000	122,760
	Adidas AG	2,307,810	114,107
	Fresenius Medical Care AG & Co. KGaA	1,756,000	87,493
	Linde AG	713,000	72,860
*	Daimler AG	1,403,000	69,158
	Bayer AG	939,000	52,448
	ThyssenKrupp AG	1,688,000	45,466
	Porsche Automobil Holding SE Prior Pfd.	994,400	43,235
*,^ TUI AG		3,575,300	31,706
	Symrise AG	1,495,000	30,844
	Wincor Nixdorf AG	470,000	28,074
	Celesio AG	1,069,000	26,688
	E.ON AG	800,000	24,364
*,^ Q-Cells SE		986,500	5,916
			900,959
Hong Kong (3.3%)
	Swire Pacific Ltd.	13,721,000	147,858
	Jardine Matheson Holdings Ltd.	3,508,400	122,428
	Esprit Holdings Ltd.	12,614,252	71,312
	Hong Kong Exchanges and Clearing Ltd.	4,514,200	69,781
	Li & Fung Ltd.	10,292,000	45,686
^	Techtronic Industries Co.	25,499,943	22,201
			479,266
India (0.8%)
	Housing Development Finance Corp.	1,596,500	95,758
	Reliance Capital Ltd.	1,454,500	20,194
			115,952

Indonesia (0.3%)
Telekomunikasi Indonesia Tbk PT	56,475,000	46,444

Ireland (0.2%)
Kerry Group PLC Class A	925,000	25,246

Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	2,773,100	152,021
Makhteshim-Agan Industries Ltd.	2,266,690	8,096
		160,117
Italy (0.3%)
^ Intesa Sanpaolo SPA (Registered)	18,981,662	49,604

Japan (13.6%)
Canon Inc.	7,256,900	297,272
Mitsubishi Corp.	7,364,000	166,248
Nintendo Co. Ltd.	570,100	165,598
Honda Motor Co. Ltd.	5,178,500	157,293
Rakuten Inc.	199,916	139,922
Unicharm Corp.	1,146,000	113,027
Bridgestone Corp.	6,451,000	104,193
Sony Financial Holdings Inc.	24,830	83,576
* Yamaha Motor Co. Ltd.	5,710,000	82,772
SMC Corp.	643,300	82,292
Sekisui Chemical Co. Ltd.	12,557,000	77,358
Japan Tobacco Inc.	23,355	73,344
Yamada Denki Co. Ltd.	1,023,570	71,382
Toyota Motor Corp.	1,840,800	67,449
THK Co. Ltd.	3,095,300	62,922
Hoya Corp.	2,310,700	54,906
Rohm Co. Ltd.	589,500	37,466
Sysmex Corp.	540,000	30,536
Kyocera Corp.	347,900	30,307
Astellas Pharma Inc.	810,000	25,552
Trend Micro Inc.	695,000	20,222
		1,943,637
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	7,398

Mexico (0.4%)
Wal-Mart de Mexico SAB de CV	16,400,000	36,650
^ Consorcio ARA SAB de CV	30,500,000	18,787
		55,437
Netherlands (3.3%)
^ Unilever NV	8,192,000	223,521
* ING Groep NV	17,936,000	141,932
^ SBM Offshore NV	4,598,894	73,271
^ TNT NV	1,157,537	29,134
		467,858
Norway (0.5%)
DnB NOR ASA	4,178,776	41,705
^ Statoil ASA	1,225,000	24,543
		66,248

Peru (0.1%)
Credicorp Ltd.	87,493	7,725

Russia (0.7%)
Gazprom OAO ADR	4,851,000	99,342

Singapore (0.4%)
Singapore Exchange Ltd.	6,541,000	34,405
DBS Group Holdings Ltd.	2,450,000	24,036
		58,441
South Africa (0.6%)
Impala Platinum Holdings Ltd.	1,778,600	44,769
Sasol Ltd.	620,000	22,421
MTN Group Ltd.	1,550,000	21,668
		88,858
South Korea (1.8%)
Samsung Electronics Co. Ltd.	257,000	166,118
Shinhan Financial Group Co. Ltd.	1,543,000	54,422
Hankook Tire Co. Ltd.	880,000	19,375
Samsung Fire & Marine Insurance Co. Ltd.	94,308	14,052
		253,967
Spain (2.5%)
Banco Santander SA	18,877,667	191,598
^ Inditex SA	2,217,885	123,583
Gamesa Corp. Tecnologica SA	4,722,000	45,473
		360,654
Sweden (3.4%)
Atlas Copco AB Class A	15,095,533	213,523
^ Sandvik AB	10,514,363	123,207
Svenska Handelsbanken AB Class A	3,672,206	88,956
Telefonaktiebolaget LM Ericsson Class B	3,700,000	37,258
Oriflame Cosmetics SA	575,000	28,470
		491,414
Switzerland (7.9%)
Novartis AG	5,830,000	263,958
Syngenta AG	746,100	164,847
Cie Financiere Richemont SA	3,635,300	118,261
Roche Holding AG	793,000	108,734
Credit Suisse Group AG	2,449,000	94,940
SGS SA	67,448	84,908
Geberit AG	494,180	74,714
GAM Holding Ltd.	5,635,087	59,836
ABB Ltd.	2,863,100	48,840
Nestle SA	780,000	35,213
Holcim Ltd.	486,000	30,630
Zurich Financial Services AG	140,000	28,452
Julius Baer Group Ltd.	795,370	23,110
		1,136,443
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	37,122,508	67,795
AU Optronics Corp. ADR	6,651,095	64,649
Compal Electronics Inc.	14,998,200	18,158
		150,602
Thailand (0.3%)
Kasikornbank PCL	15,440,000	40,422

	Kasikornbank PCL (Foreign)			1,762,100	4,632
					45,054
Turkey (0.6%)
	Turkiye Garanti Bankasi AS			20,354,000	87,794

United Kingdom (18.2%)
	Tesco PLC			52,725,300	313,375
	BG Group PLC			18,079,213	276,731
	Standard Chartered PLC			8,080,300	190,820
	BHP Billiton PLC			6,822,700	187,676
	Vodafone Group PLC			80,717,324	161,632
	British American Tobacco PLC			4,963,464	146,400
	Rio Tinto PLC			3,049,200	140,531
	HSBC Holdings PLC			14,635,123	132,709
	Rolls-Royce Group PLC			13,797,616	117,257
	SABMiller PLC			3,960,000	111,441
^	Prudential PLC			10,627,000	82,982
	Meggitt PLC			14,917,500	64,263
	Sage Group PLC			18,446,000	63,231
	Eurasian Natural Resources Corp. PLC			4,112,000	59,442
	BAE Systems PLC			12,631,000	58,863
	Kingfisher PLC			17,483,000	56,405
	Lloyds Banking Group PLC			59,214,785	48,278
*	Signet Jewelers Ltd.			1,356,000	41,900
	AMEC PLC			3,543,764	40,566
*	Autonomy Corp. PLC			1,423,100	35,946
	Carnival PLC			920,000	34,931
	G4S PLC			8,600,000	32,637
	Unilever PLC			1,190,000	32,046
	GlaxoSmithKline PLC			1,810,000	30,251
	Intertek Group PLC			1,460,000	29,953
	Reckitt Benckiser Group PLC			637,000	29,834
	Ultra Electronics Holdings PLC			1,280,000	28,992
	Inchcape PLC			6,480,000	26,992
	Victrex PLC			1,706,167	25,967
					2,602,051
Total Common Stocks (Cost $13,545,707)					13,771,244
		Coupon
Temporary Cash Investments (8.9%)[1]
Money Market Fund (8.5%)
[2,3] Vanguard Market Liquidity Fund		0.246%		1,215,032,644	1,215,033

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
4,5	Federal Home Loan Bank	0.300%	11/19/10	2,000	1,996
4,5	Federal Home Loan Mortgage Corp.	0.341%	12/17/10	2,500	2,494
4,5	Freddie Mac Discount Notes	0.215%	6/14/10	7,000	7,000
[4,5,6] Freddie Mac Discount Notes		0.230%	8/9/10	40,000	39,981
4,5	Freddie Mac Discount Notes	0.320%	9/7/10	1,500	1,499
4,5	Freddie Mac Discount Notes	0.321%	12/15/10	3,000	2,993
					55,963
Total Temporary Cash Investments (Cost $1,271,000)					1,270,996

Total Investments (105.1%) (Cost $14,816,707)	15,042,240
Other Assets and Liabilities-Net (-5.1%)[3]	(729,296)
Net Assets (100%)	14,312,944

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $739,319,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 6.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $795,231,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $30,744,000 have been segregated as collateral for open forward currency contracts.
6 Securities with a value of $21,490,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

International Growth Fund

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2010	3,453	110,205	(8,536)
FTSE 100 Index	June 2010	1,018	76,721	(4,649)
Topix Index	June 2010	663	63,980	(2,710)
S&P ASX 200 Index	June 2010	426	39,643	(2,424)

At May 28, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/23/10	EUR	101,565	USD	125,130	(11,307)
6/23/10	GBP	58,474	USD	84,552	(4,133)
6/16/10	JPY	6,064,799	USD	66,715	254
6/23/10	AUD	51,529	USD	43,559	(2,655)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Growth Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,192,843	—	—
Common Stocks—Other	613,705	11,964,696	—
Temporary Cash Investments	1,215,033	55,963	—
Futures Contracts—Liabilities[1]	(788)	—	—
Forward Currency Contracts—Assets	—	552	—
Forward Currency Contracts—Liabilities	—	(18,393)	—
Total	3,020,793	12,002,818	—
1 Represents variation margin on the last day of the reporting period.

F. At May 28, 2010, the cost of investment securities for tax purposes was $14,817,254,000. Net unrealized appreciation of investment securities for tax purposes was $224,986,000, consisting of unrealized gains of $1,783,863,000 on securities that had risen in value since their purchase and $1,558,877,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (9.8%)
McDonald's Corp.	113,426	7,585
* Amazon.com Inc.	34,949	4,385
Lowe's Cos. Inc.	153,743	3,805
* DIRECTV Class A	95,964	3,617
Staples Inc.	76,077	1,637
* Kohl's Corp.	32,047	1,626
Coach Inc.	32,912	1,353
* Bed Bath & Beyond Inc.	27,703	1,243
Gap Inc.	54,989	1,199
Macy's Inc.	44,272	983
McGraw-Hill Cos. Inc.	33,435	929
Starwood Hotels & Resorts Worldwide Inc.	19,763	914
Nordstrom Inc.	22,699	901
* Apollo Group Inc. Class A	16,152	859
Ltd Brands Inc.	33,680	837
Mattel Inc.	37,961	822
Harley-Davidson Inc.	24,675	745
Ross Stores Inc.	13,061	684
Genuine Parts Co.	16,731	679
Cablevision Systems Corp. Class A	25,827	641
Darden Restaurants Inc.	14,741	632
Tiffany & Co.	13,165	598
* Dollar Tree Inc.	9,374	587
Hasbro Inc.	14,316	575
H&R Block Inc.	34,807	560
* Royal Caribbean Cruises Ltd.	16,991	493
Scripps Networks Interactive Inc. Class A	10,080	455
Wyndham Worldwide Corp.	18,602	439
* Interpublic Group of Cos. Inc.	50,645	423
PetSmart Inc.	13,063	415
* Sirius XM Radio Inc.	399,924	412
* Mohawk Industries Inc.	7,170	403
* GameStop Corp. Class A	17,135	391
Gannett Co. Inc.	24,622	383
Gentex Corp.	14,521	286
American Eagle Outfitters Inc.	21,494	282
Lennar Corp. Class A	16,040	277
* Toll Brothers Inc.	12,897	272
RadioShack Corp.	13,276	271
Foot Locker Inc.	16,577	247
* Harman International Industries Inc.	7,411	239
* Lamar Advertising Co. Class A	7,991	236
Wendy's/Arby's Group Inc. Class A	50,113	226
* Madison Square Garden Inc. Class A	6,631	140
Weight Watchers International Inc.	4,238	116
* Krispy Kreme Doughnuts Inc.	179	—
		44,802

Consumer Staples (9.1%)
Procter & Gamble Co.	308,227	18,830
CVS Caremark Corp.	146,130	5,060
Costco Wholesale Corp.	46,202	2,691
General Mills Inc.	34,499	2,457
Sysco Corp.	61,953	1,847
Kellogg Co.	29,916	1,598
HJ Heinz Co.	33,185	1,466
Avon Products Inc.	44,884	1,189
Dr Pepper Snapple Group Inc.	26,590	1,007
Campbell Soup Co.	27,249	976
Safeway Inc.	42,898	950
Hershey Co.	17,553	821
Estee Lauder Cos. Inc. Class A	12,514	729
* Whole Foods Market Inc.	18,012	728
McCormick & Co. Inc.	12,544	484
Hormel Foods Corp.	10,604	422
Alberto-Culver Co. Class B	10,237	282
* Dean Foods Co.	18,564	198
		41,735
Energy (1.1%)
Apache Corp.	35,379	3,168
Noble Corp.	27,081	787
* Newfield Exploration Co.	13,951	727
Patterson-UTI Energy Inc.	16,051	225
		4,907
Financials (30.0%)
JPMorgan Chase & Co.	417,729	16,534
Bank of America Corp.	1,045,656	16,459
Wells Fargo & Co.	544,753	15,629
American Express Co.	124,772	4,975
US Bancorp	199,385	4,777
MetLife Inc.	86,005	3,482
Bank of New York Mellon Corp.	126,323	3,436
PNC Financial Services Group Inc.	54,398	3,413
Prudential Financial Inc.	48,458	2,797
Travelers Cos. Inc.	54,037	2,673
Simon Property Group Inc.	30,500	2,593
CME Group Inc.	7,029	2,226
BB&T Corp.	72,256	2,185
Aflac Inc.	49,057	2,173
Charles Schwab Corp.	124,854	2,040
State Street Corp.	51,932	1,982
Capital One Financial Corp.	47,526	1,963
Franklin Resources Inc.	17,980	1,764
ACE Ltd.	35,438	1,742
Chubb Corp.	34,517	1,734
Loews Corp.	44,377	1,443
SunTrust Banks Inc.	52,467	1,414
Progressive Corp.	71,255	1,396
T Rowe Price Group Inc.	27,237	1,349
Equity Residential	29,702	1,340
Northern Trust Corp.	25,334	1,287
Hartford Financial Services Group Inc.	46,604	1,168
Boston Properties Inc.	14,648	1,123
Ameriprise Financial Inc.	26,719	1,063
M&T Bank Corp.	12,457	987

HCP Inc.	30,902	985
Host Hotels & Resorts Inc.	68,930	983
Regions Financial Corp.	124,752	952
Principal Financial Group Inc.	33,649	915
* IntercontinentalExchange Inc.	7,689	893
AvalonBay Communities Inc.	8,537	837
Lincoln National Corp.	31,615	837
* Genworth Financial Inc. Class A	51,691	806
Unum Group	34,789	804
NYSE Euronext	27,383	785
Ventas Inc.	16,384	769
Discover Financial Services	56,809	764
KeyCorp	92,592	743
New York Community Bancorp Inc.	44,550	715
Comerica Inc.	18,523	706
Hudson City Bancorp Inc.	55,592	701
PartnerRe Ltd.	8,658	632
XL Capital Ltd. Class A	35,751	630
Plum Creek Timber Co. Inc.	17,042	597
Macerich Co.	13,653	565
ProLogis	49,397	562
* SLM Corp.	49,576	551
People's United Financial Inc.	39,223	548
Willis Group Holdings PLC	17,745	543
Moody's Corp.	24,490	502
Legg Mason Inc.	16,817	500
* American International Group Inc.	14,099	499
AMB Property Corp.	17,804	462
Cincinnati Financial Corp.	16,965	461
Huntington Bancshares Inc.	74,476	459
Marshall & Ilsley Corp.	55,767	454
Torchmark Corp.	8,650	446
WR Berkley Corp.	16,214	442
Axis Capital Holdings Ltd.	14,046	427
Assurant Inc.	12,286	426
Zions Bancorporation	15,676	375
Liberty Property Trust	11,720	361
First American Corp.	10,557	359
* Markel Corp.	1,037	358
Old Republic International Corp.	25,262	350
RenaissanceRe Holdings Ltd.	6,258	338
Transatlantic Holdings Inc.	6,966	328
Commerce Bancshares Inc.	8,781	326
* Popular Inc.	107,315	325
SEI Investments Co.	15,080	318
Regency Centers Corp.	8,437	310
City National Corp.	5,338	308
White Mountains Insurance Group Ltd.	925	302
* First Horizon National Corp.	23,822	297
Brown & Brown Inc.	14,876	292
Duke Realty Corp.	23,366	278
Arthur J Gallagher & Co.	10,947	270
* St. Joe Co.	9,601	265
Valley National Bancorp	16,639	241
Janus Capital Group Inc.	19,413	207
Protective Life Corp.	9,214	198
* Forest City Enterprises Inc. Class A	14,437	191
Erie Indemnity Co. Class A	3,976	182

Mercury General Corp.	2,776	120
* CNA Financial Corp.	2,490	65
Wesco Financial Corp.	141	50
		137,062
Health Care (13.6%)
* Amgen Inc.	104,537	5,413
Medtronic Inc.	116,318	4,557
UnitedHealth Group Inc.	122,137	3,551
* Gilead Sciences Inc.	94,583	3,397
* Express Scripts Inc.	30,558	3,074
* Medco Health Solutions Inc.	48,807	2,814
* Celgene Corp.	48,274	2,547
* WellPoint Inc.	46,719	2,397
Covidien PLC	52,814	2,239
Allergan Inc.	31,997	1,926
Becton Dickinson and Co.	24,773	1,766
Stryker Corp.	31,282	1,659
* Genzyme Corp.	27,790	1,352
* Biogen Idec Inc.	28,501	1,352
Aetna Inc.	45,878	1,338
Alcon Inc.	9,404	1,321
Cardinal Health Inc.	37,897	1,307
* St. Jude Medical Inc.	34,347	1,282
* Zimmer Holdings Inc.	22,667	1,268
Quest Diagnostics Inc.	18,895	997
CIGNA Corp.	29,060	973
* Boston Scientific Corp.	157,863	955
* Life Technologies Corp.	18,913	947
AmerisourceBergen Corp. Class A	29,656	928
* Hospira Inc.	17,212	896
* Laboratory Corp. of America Holdings	11,066	837
* Humana Inc.	17,955	827
CR Bard Inc.	10,159	823
* Forest Laboratories Inc.	31,479	815
* Waters Corp.	9,971	682
* DaVita Inc.	10,675	677
* Varian Medical Systems Inc.	13,104	656
* Mylan Inc.	31,899	620
* Millipore Corp.	5,798	616
* CareFusion Corp.	23,148	588
* Henry Schein Inc.	9,481	535
DENTSPLY International Inc.	15,427	500
* Watson Pharmaceuticals Inc.	11,122	491
* Cephalon Inc.	7,767	457
Beckman Coulter Inc.	7,234	416
Universal Health Services Inc. Class B	9,484	402
* Community Health Systems Inc.	9,825	383
Patterson Cos. Inc.	12,782	380
* Coventry Health Care Inc.	15,577	322
Omnicare Inc.	12,440	312
* Kinetic Concepts Inc.	7,545	312
* King Pharmaceuticals Inc.	25,749	223
		62,130
Industrials (2.6%)
Deere & Co.	44,422	2,562
PACCAR Inc.	38,428	1,576
Southwest Airlines Co.	77,710	967

Rockwell Automation Inc.	14,851	794
Fastenal Co.	15,566	785
WW Grainger Inc.	7,581	771
* First Solar Inc.	6,670	749
Iron Mountain Inc.	21,390	525
Pitney Bowes Inc.	22,039	499
Equifax Inc.	13,158	398
Robert Half International Inc.	15,658	396
Dun & Bradstreet Corp.	5,308	387
Manpower Inc.	8,110	371
Pentair Inc.	10,273	353
JB Hunt Transport Services Inc.	9,971	344
* Foster Wheeler AG	13,311	320
* Terex Corp.	11,359	247
		12,044
Information Technology (30.3%)
* Apple Inc.	95,676	24,604
* Cisco Systems Inc.	601,994	13,942
Intel Corp.	584,843	12,527
* Google Inc. Class A	25,084	12,170
Oracle Corp.	524,086	11,829
QUALCOMM Inc.	174,654	6,211
* EMC Corp.	214,324	3,991
Visa Inc. Class A	49,423	3,581
* eBay Inc.	135,640	2,904
* Dell Inc.	205,821	2,744
Mastercard Inc. Class A	11,524	2,325
Automatic Data Processing Inc.	52,789	2,158
Applied Materials Inc.	141,134	1,822
* Adobe Systems Inc.	55,141	1,769
Broadcom Corp. Class A	45,669	1,576
* Cognizant Technology Solutions Corp. Class A	31,020	1,552
* Juniper Networks Inc.	55,308	1,472
Tyco Electronics Ltd.	48,234	1,390
* NetApp Inc.	35,518	1,338
* Marvell Technology Group Ltd.	65,740	1,248
* Symantec Corp.	85,431	1,211
* Intuit Inc.	33,422	1,194
* Agilent Technologies Inc.	36,860	1,193
Western Union Co.	71,992	1,149
* SanDisk Corp.	23,967	1,117
Paychex Inc.	38,440	1,097
Analog Devices Inc.	31,329	914
* Citrix Systems Inc.	19,232	839
CA Inc.	41,029	831
* Micron Technology Inc.	89,400	813
* Seagate Technology	52,577	808
* NVIDIA Corp.	58,606	770
* Fiserv Inc.	16,122	767
Altera Corp.	31,446	741
* Akamai Technologies Inc.	18,204	723
Activision Blizzard Inc.	66,928	719
* BMC Software Inc.	19,220	711
Xilinx Inc.	29,062	711
* Autodesk Inc.	23,995	702
* Check Point Software Technologies Ltd.	22,063	677
Linear Technology Corp.	23,364	653

* Advanced Micro Devices Inc.	69,666	597
* Electronic Arts Inc.	34,140	564
* Teradata Corp.	17,547	560
KLA-Tencor Corp.	18,112	557
* Flextronics International Ltd.	84,435	554
* VeriSign Inc.	19,225	537
Microchip Technology Inc.	19,249	536
* McAfee Inc.	16,462	523
* Lam Research Corp.	13,512	512
* Avnet Inc.	15,727	452
* LSI Corp.	67,945	362
National Semiconductor Corp.	24,572	345
* Arrow Electronics Inc.	12,603	344
* Synopsys Inc.	15,413	330
Jabil Circuit Inc.	22,556	309
Total System Services Inc.	20,545	300
Broadridge Financial Solutions Inc.	13,900	266
* Novellus Systems Inc.	9,958	257
* IAC/InterActiveCorp	10,921	256
Diebold Inc.	7,019	203
* Compuware Corp.	23,455	192
DST Systems Inc.	5,005	192
		138,241
Materials (1.2%)
Praxair Inc.	32,488	2,521
Sigma-Aldrich Corp.	12,858	685
Vulcan Materials Co.	13,227	668
Ball Corp.	9,960	491
* Pactiv Corp.	13,830	395
International Flavors & Fragrances Inc.	8,224	366
Sealed Air Corp.	16,650	347
		5,473
Telecommunication Services (1.8%)
* American Tower Corp. Class A	42,337	1,716
* Sprint Nextel Corp.	309,494	1,588
* Crown Castle International Corp.	30,785	1,140
CenturyLink Inc.	31,119	1,068
Qwest Communications International Inc.	181,343	950
Millicom International Cellular SA	11,377	910
* NII Holdings Inc.	17,304	631
Frontier Communications Corp.	32,623	259
Telephone & Data Systems Inc.	5,373	177
		8,439
Utilities (0.4%)
Questar Corp.	18,118	812
EQT Corp.	15,230	597
TECO Energy Inc.	22,174	345
		1,754
Total Common Stocks (Cost $434,397)		456,587

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost $792)	0.246%	792,164	792

Total Investments (100.1%) (Cost $435,189)			457,379
Other Assets and Liabilities-Net (-0.1%)			(518)
Net Assets (100%)			456,861

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $435,189,000. Net unrealized appreciation of investment securities for tax purposes was $22,189,000, consisting of unrealized gains of $67,115,000 on securities that had risen in value since their purchase and $44,926,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (9.7%)
McDonald's Corp.	38,914	2,602
Walt Disney Co.	66,787	2,232
Home Depot Inc.	61,924	2,097
* Amazon.com Inc.	12,863	1,614
Target Corp.	25,583	1,395
Lowe's Cos. Inc.	52,768	1,306
Time Warner Inc.	41,600	1,289
* Ford Motor Co.	107,333	1,259
* DIRECTV Class A	33,081	1,247
Comcast Corp. Class A	67,706	1,225
NIKE Inc. Class B	13,687	991
News Corp. Class A	74,439	983
TJX Cos. Inc.	15,363	698
Time Warner Cable Inc.	12,760	698
Johnson Controls Inc.	24,455	698
Yum! Brands Inc.	17,029	697
Starbucks Corp.	26,929	697
* Viacom Inc. Class B	20,217	680
Carnival Corp.	16,820	609
Comcast Corp.	34,579	596
Staples Inc.	26,303	566
Best Buy Co. Inc.	12,917	546
* Kohl's Corp.	10,500	533
Coach Inc.	11,611	477
Omnicom Group Inc.	11,344	431
* Bed Bath & Beyond Inc.	9,559	429
Gap Inc.	17,805	388
Marriott International Inc. Class A	10,373	347
Macy's Inc.	15,349	341
CBS Corp. Class B	22,624	329
McGraw-Hill Cos. Inc.	11,490	319
Stanley Black & Decker Inc.	5,526	308
* Las Vegas Sands Corp.	12,050	283
* Apollo Group Inc. Class A	5,027	267
Fortune Brands Inc.	5,483	260
VF Corp.	3,255	252
JC Penney Co. Inc.	7,746	213
* AutoZone Inc.	1,095	209
DISH Network Corp. Class A	7,555	158
* Sears Holdings Corp.	1,696	149
Garmin Ltd.	4,319	145
News Corp. Class B	7,685	118
* Dollar General Corp.	3,082	93
		30,774
Consumer Staples (11.9%)
Procter & Gamble Co.	105,283	6,432
Wal-Mart Stores Inc.	82,682	4,180
Coca-Cola Co.	75,033	3,857

PepsiCo Inc.	58,859	3,702
Philip Morris International Inc.	68,029	3,001
Kraft Foods Inc.	63,362	1,812
CVS Caremark Corp.	50,291	1,742
Altria Group Inc.	75,255	1,527
Colgate-Palmolive Co.	17,857	1,394
Walgreen Co.	35,884	1,150
Costco Wholesale Corp.	15,817	921
Kimberly-Clark Corp.	15,077	915
General Mills Inc.	11,884	846
Sysco Corp.	21,574	643
Archer-Daniels-Midland Co.	21,038	532
Kellogg Co.	9,684	517
HJ Heinz Co.	11,505	508
Kroger Co.	22,364	450
Avon Products Inc.	15,583	413
Lorillard Inc.	5,598	400
ConAgra Foods Inc.	16,173	391
Sara Lee Corp.	24,123	342
Reynolds American Inc.	6,380	333
Clorox Co.	5,086	320
Safeway Inc.	14,043	311
Coca-Cola Enterprises Inc.	10,683	279
Hershey Co.	5,772	270
Campbell Soup Co.	7,529	270
Molson Coors Brewing Co. Class B	5,864	241
Estee Lauder Cos. Inc. Class A	4,086	238
Brown-Forman Corp. Class B	2,812	156
		38,093
Energy (11.6%)
Exxon Mobil Corp.	171,131	10,347
Chevron Corp.	72,636	5,366
ConocoPhillips	51,203	2,655
Occidental Petroleum Corp.	29,485	2,433
Schlumberger Ltd.	43,243	2,428
Apache Corp.	12,211	1,093
Devon Energy Corp.	15,325	978
EOG Resources Inc.	9,194	964
Anadarko Petroleum Corp.	17,852	934
XTO Energy Inc.	21,080	901
Halliburton Co.	32,762	813
Marathon Oil Corp.	25,787	802
* Transocean Ltd.	11,662	662
Baker Hughes Inc.	15,657	597
National Oilwell Varco Inc.	15,226	581
Hess Corp.	10,722	570
Chesapeake Energy Corp.	23,437	524
* Southwestern Energy Co.	12,571	473
Spectra Energy Corp.	23,574	472
Williams Cos. Inc.	21,278	420
Valero Energy Corp.	20,541	384
Peabody Energy Corp.	9,768	381
* Weatherford International Ltd.	26,871	379
Noble Energy Inc.	6,329	377
Murphy Oil Corp.	6,615	353
Smith International Inc.	9,030	339
Noble Corp.	9,548	278

* Ultra Petroleum Corp.	5,527	254
Diamond Offshore Drilling Inc.	2,539	160
		36,918
Financials (15.4%)
Bank of America Corp.	363,630	5,723
JPMorgan Chase & Co.	144,008	5,700
Wells Fargo & Co.	178,005	5,107
* Citigroup Inc.	774,151	3,066
Goldman Sachs Group Inc.	17,741	2,559
US Bancorp	69,473	1,665
American Express Co.	38,870	1,550
* Berkshire Hathaway Inc. Class B	20,790	1,467
Morgan Stanley	45,509	1,234
MetLife Inc.	29,704	1,203
Bank of New York Mellon Corp.	43,744	1,190
PNC Financial Services Group Inc.	18,754	1,177
Prudential Financial Inc.	16,783	968
Travelers Cos. Inc.	18,574	919
Simon Property Group Inc.	10,387	883
CME Group Inc.	2,415	765
BB&T Corp.	24,977	755
Aflac Inc.	16,976	752
State Street Corp.	18,009	687
Capital One Financial Corp.	16,342	675
ACE Ltd.	12,268	603
Charles Schwab Corp.	36,734	600
Chubb Corp.	11,884	597
Franklin Resources Inc.	5,840	573
Allstate Corp.	18,451	565
SunTrust Banks Inc.	18,207	491
Public Storage	5,214	483
T Rowe Price Group Inc.	9,315	461
Vornado Realty Trust	5,917	460
Progressive Corp.	23,259	456
Equity Residential	10,011	452
Marsh & McLennan Cos. Inc.	19,106	417
Loews Corp.	12,416	404
Northern Trust Corp.	7,851	399
Boston Properties Inc.	5,057	388
Hartford Financial Services Group Inc.	14,994	376
Fifth Third Bancorp	28,756	373
Ameriprise Financial Inc.	9,308	370
AON Corp.	8,899	351
Annaly Capital Management Inc.	20,160	342
Principal Financial Group Inc.	11,640	316
Invesco Ltd.	15,664	291
NYSE Euronext	9,489	272
M&T Bank Corp.	3,005	238
Hudson City Bancorp Inc.	17,215	217
BlackRock Inc.	1,255	211
* Leucadia National Corp.	7,114	156
* TD Ameritrade Holding Corp.	8,528	151
Moody's Corp.	7,330	150
		49,208
Health Care (12.2%)
Johnson & Johnson	100,009	5,831
Pfizer Inc.	291,883	4,445

Merck & Co. Inc.	110,472	3,722
Abbott Laboratories	56,186	2,672
* Amgen Inc.	35,986	1,863
Medtronic Inc.	40,195	1,575
Bristol-Myers Squibb Co.	62,151	1,443
Eli Lilly & Co.	37,529	1,231
UnitedHealth Group Inc.	42,167	1,226
* Gilead Sciences Inc.	32,691	1,174
* Medco Health Solutions Inc.	16,783	968
* Express Scripts Inc.	9,499	956
Baxter International Inc.	21,962	927
* Celgene Corp.	16,687	880
* WellPoint Inc.	16,056	824
* Thermo Fisher Scientific Inc.	14,867	774
Covidien PLC	18,123	768
McKesson Corp.	9,700	679
Allergan Inc.	11,072	666
Becton Dickinson and Co.	8,593	613
Stryker Corp.	10,794	572
* Genzyme Corp.	9,594	467
* Biogen Idec Inc.	9,751	462
Aetna Inc.	15,789	460
Cardinal Health Inc.	13,139	453
* St. Jude Medical Inc.	12,103	452
* Intuitive Surgical Inc.	1,393	450
* Zimmer Holdings Inc.	7,334	410
CIGNA Corp.	9,954	333
* Boston Scientific Corp.	55,027	333
Quest Diagnostics Inc.	5,671	299
* Laboratory Corp. of America Holdings	3,879	293
* Forest Laboratories Inc.	11,010	285
CR Bard Inc.	3,502	284
		38,790
Industrials (10.4%)
General Electric Co.	386,747	6,323
United Technologies Corp.	32,355	2,180
3M Co.	24,430	1,938
United Parcel Service Inc. Class B	25,878	1,624
Boeing Co.	24,640	1,581
Caterpillar Inc.	22,621	1,374
Union Pacific Corp.	18,307	1,308
Emerson Electric Co.	27,285	1,267
Honeywell International Inc.	26,291	1,125
Lockheed Martin Corp.	11,704	935
FedEx Corp.	10,781	900
Deere & Co.	15,409	889
General Dynamics Corp.	11,929	810
Danaher Corp.	9,906	786
Norfolk Southern Corp.	13,398	756
CSX Corp.	14,298	747
Raytheon Co.	13,922	730
Illinois Tool Works Inc.	15,489	719
Tyco International Ltd.	18,687	676
Northrop Grumman Corp.	10,402	629
Precision Castparts Corp.	5,119	597
Waste Management Inc.	16,941	551
PACCAR Inc.	11,854	486

Cummins Inc.	6,997	476
Ingersoll-Rand PLC	11,652	435
Republic Services Inc. Class A	13,840	403
Eaton Corp.	5,741	402
Parker Hannifin Corp.	5,859	360
CH Robinson Worldwide Inc.	6,060	352
L-3 Communications Holdings Inc.	4,200	347
Southwest Airlines Co.	27,063	337
ITT Corp.	6,325	305
Fluor Corp.	6,459	303
Expeditors International of Washington Inc.	7,743	296
* First Solar Inc.	1,998	225
		33,172
Information Technology (19.7%)
* Apple Inc.	32,869	8,453
Microsoft Corp.	286,111	7,382
International Business Machines Corp.	47,085	5,898
* Cisco Systems Inc.	207,080	4,796
* Google Inc. Class A	8,834	4,286
Intel Corp.	199,787	4,279
Hewlett-Packard Co.	85,140	3,917
Oracle Corp.	144,993	3,272
QUALCOMM Inc.	60,674	2,158
* EMC Corp.	74,038	1,379
Visa Inc. Class A	17,071	1,237
Texas Instruments Inc.	45,013	1,099
Corning Inc.	56,527	985
* eBay Inc.	42,356	907
Accenture PLC Class A	22,843	857
* Dell Inc.	63,937	852
Automatic Data Processing Inc.	18,290	748
* Yahoo! Inc.	48,267	740
Mastercard Inc. Class A	3,587	724
Applied Materials Inc.	48,560	627
* Adobe Systems Inc.	18,982	609
* Motorola Inc.	83,755	574
Broadcom Corp. Class A	15,909	549
* Cognizant Technology Solutions Corp. Class A	10,703	536
* Juniper Networks Inc.	19,136	509
Tyco Electronics Ltd.	16,746	483
* NetApp Inc.	12,272	462
Xerox Corp.	48,942	456
* Symantec Corp.	29,435	417
* Agilent Technologies Inc.	12,531	405
Western Union Co.	25,289	404
* Intuit Inc.	10,978	392
* Marvell Technology Group Ltd.	19,210	365
Paychex Inc.	11,862	339
Fidelity National Information Services Inc.	11,502	316
Analog Devices Inc.	10,640	310
CA Inc.	15,071	305
* NVIDIA Corp.	20,292	267
Activision Blizzard Inc.	20,885	224
* Electronic Arts Inc.	11,808	195
* VMware Inc. Class A	2,417	160
		62,873

Materials (3.0%)
EI du Pont de Nemours & Co.	32,784	1,186
Dow Chemical Co.	41,468	1,116
Freeport-McMoRan Copper & Gold Inc.	15,586	1,092
Monsanto Co.	19,770	1,006
Newmont Mining Corp.	17,477	941
Praxair Inc.	11,138	864
Air Products & Chemicals Inc.	7,727	534
Nucor Corp.	11,486	494
Alcoa Inc.	36,901	429
Ecolab Inc.	8,645	408
PPG Industries Inc.	6,093	390
International Paper Co.	15,006	349
Weyerhaeuser Co.	7,713	328
Sherwin-Williams Co.	3,518	270
Mosaic Co.	5,682	262
		9,669
Telecommunication Services (3.2%)
AT&T Inc.	213,462	5,187
Verizon Communications Inc.	102,560	2,822
* American Tower Corp. Class A	14,561	590
* Sprint Nextel Corp.	106,172	545
* Crown Castle International Corp.	10,624	393
CenturyLink Inc.	10,850	373
Qwest Communications International Inc.	56,624	297
		10,207
Utilities (3.0%)
Southern Co.	29,671	970
Exelon Corp.	23,952	925
Dominion Resources Inc.	21,737	847
Duke Energy Corp.	47,531	759
FPL Group Inc.	14,248	711
PG&E Corp.	13,531	562
Public Service Enterprise Group Inc.	18,309	561
American Electric Power Co. Inc.	17,368	555
Entergy Corp.	6,849	514
Consolidated Edison Inc.	10,036	427
Progress Energy Inc.	10,191	393
FirstEnergy Corp.	11,127	392
Sempra Energy	8,507	391
Edison International	11,298	366
PPL Corp.	13,746	355
Xcel Energy Inc.	16,635	341
* AES Corp.	24,483	251
Ameren Corp.	8,511	210
		9,530
Total Investments (100.1%) (Cost $336,834)		319,234
Other Assets and Liabilities-Net (-0.1%)		(364)
Net Assets (100%)		318,870
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Mega Cap 300 Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $336,834,000. Net unrealized depreciation of investment securities for tax purposes was $17,600,000, consisting of unrealized gains of $15,725,000 on securities that had risen in value since their purchase and $33,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.9%)
McDonald's Corp.	94,831	6,341
* Amazon.com Inc.	31,320	3,929
Target Corp.	62,374	3,401
Lowe's Cos. Inc.	128,488	3,180
* Ford Motor Co.	261,350	3,066
* DIRECTV Class A	80,434	3,032
NIKE Inc. Class B	33,253	2,407
Walt Disney Co.	56,793	1,898
Home Depot Inc.	52,412	1,775
Starbucks Corp.	65,468	1,695
Yum! Brands Inc.	41,328	1,692
Johnson Controls Inc.	59,157	1,688
TJX Cos. Inc.	36,962	1,680
Staples Inc.	63,751	1,372
Best Buy Co. Inc.	31,293	1,322
* Kohl's Corp.	25,652	1,302
Coach Inc.	27,671	1,138
Omnicom Group Inc.	27,340	1,037
* Bed Bath & Beyond Inc.	23,074	1,035
Marriott International Inc. Class A	25,259	845
McGraw-Hill Cos. Inc.	27,802	773
* Las Vegas Sands Corp.	29,079	683
* Apollo Group Inc. Class A	12,245	651
News Corp. Class B	38,686	594
* Viacom Inc. Class B	17,108	575
* AutoZone Inc.	2,617	499
Gap Inc.	21,275	464
Comcast Corp.	23,587	406
^ Garmin Ltd.	10,589	356
JC Penney Co. Inc.	9,470	260
DISH Network Corp. Class A	11,934	249
* Sears Holdings Corp.	2,630	232
* Dollar General Corp.	7,504	227
		49,804
Consumer Staples (14.4%)
Wal-Mart Stores Inc.	201,426	10,184
Coca-Cola Co.	182,800	9,396
PepsiCo Inc.	143,403	9,019
Philip Morris International Inc.	165,761	7,313
Colgate-Palmolive Co.	43,483	3,396
Walgreen Co.	86,841	2,782
Costco Wholesale Corp.	38,691	2,254
CVS Caremark Corp.	61,229	2,120
General Mills Inc.	29,021	2,067
Kellogg Co.	23,461	1,254
Kroger Co.	54,372	1,094
Avon Products Inc.	37,648	997
Clorox Co.	12,351	776

Coca-Cola Enterprises Inc.	25,986	678
HJ Heinz Co.	13,928	615
Estee Lauder Cos. Inc. Class A	9,954	580
Hershey Co.	9,096	426
Campbell Soup Co.	11,781	422
Brown-Forman Corp. Class B	4,735	263
		55,636
Energy (7.7%)
Exxon Mobil Corp.	145,606	8,803
Schlumberger Ltd.	105,379	5,917
EOG Resources Inc.	22,251	2,333
Anadarko Petroleum Corp.	43,378	2,270
Baker Hughes Inc.	37,825	1,443
Halliburton Co.	51,953	1,290
* Southwestern Energy Co.	30,479	1,146
Peabody Energy Corp.	23,669	922
* Weatherford International Ltd.	64,986	918
Smith International Inc.	21,876	822
* Transocean Ltd.	14,163	804
XTO Energy Inc.	17,981	768
National Oilwell Varco Inc.	18,426	703
* Ultra Petroleum Corp.	13,394	616
Diamond Offshore Drilling Inc.	6,123	386
Noble Corp.	11,336	330
Noble Energy Inc.	5,378	320
		29,791
Financials (5.0%)
American Express Co.	94,852	3,782
CME Group Inc.	5,870	1,859
State Street Corp.	43,627	1,665
Capital One Financial Corp.	40,096	1,656
Charles Schwab Corp.	89,444	1,461
Franklin Resources Inc.	14,069	1,380
Aflac Inc.	26,855	1,190
Public Storage	12,696	1,177
T Rowe Price Group Inc.	22,809	1,129
Simon Property Group Inc.	12,769	1,086
Northern Trust Corp.	19,166	974
SunTrust Banks Inc.	15,395	415
Progressive Corp.	19,670	385
* TD Ameritrade Holding Corp.	20,772	368
Moody's Corp.	17,738	364
Boston Properties Inc.	4,285	329
Hudson City Bancorp Inc.	14,637	184
		19,404
Health Care (9.7%)
* Amgen Inc.	87,724	4,542
Medtronic Inc.	97,282	3,812
* Gilead Sciences Inc.	79,253	2,847
* Medco Health Solutions Inc.	40,868	2,356
* Express Scripts Inc.	23,033	2,317
Abbott Laboratories	47,858	2,276
Baxter International Inc.	53,075	2,241
* Celgene Corp.	40,487	2,136
McKesson Corp.	23,725	1,661
Allergan Inc.	26,773	1,612
Becton Dickinson and Co.	20,757	1,480

Stryker Corp.	26,291	1,394
* Genzyme Corp.	23,372	1,137
* Biogen Idec Inc.	23,743	1,126
* St. Jude Medical Inc.	29,437	1,099
Cardinal Health Inc.	31,833	1,098
* Intuitive Surgical Inc.	3,391	1,095
* Zimmer Holdings Inc.	17,859	999
Quest Diagnostics Inc.	13,395	707
* Laboratory Corp. of America Holdings	9,223	697
CR Bard Inc.	8,426	682
		37,314
Industrials (9.2%)
United Parcel Service Inc. Class B	62,873	3,946
Boeing Co.	59,998	3,851
Caterpillar Inc.	55,017	3,343
Union Pacific Corp.	44,499	3,179
Emerson Electric Co.	66,265	3,077
FedEx Corp.	26,180	2,186
Deere & Co.	37,219	2,147
Danaher Corp.	24,215	1,922
Norfolk Southern Corp.	32,554	1,838
Precision Castparts Corp.	12,477	1,456
PACCAR Inc.	28,866	1,184
Cummins Inc.	16,847	1,145
Honeywell International Inc.	22,388	958
CH Robinson Worldwide Inc.	14,684	853
Lockheed Martin Corp.	9,837	786
Fluor Corp.	15,752	739
ITT Corp.	15,290	738
Expeditors International of Washington Inc.	18,685	714
* First Solar Inc.	4,881	548
Southwest Airlines Co.	42,551	529
Parker Hannifin Corp.	7,082	435
		35,574
Information Technology (36.3%)
* Apple Inc.	79,883	20,543
Microsoft Corp.	695,354	17,940
International Business Machines Corp.	114,433	14,334
* Cisco Systems Inc.	504,444	11,683
* Google Inc. Class A	21,488	10,426
Hewlett-Packard Co.	207,421	9,543
Oracle Corp.	353,275	7,973
QUALCOMM Inc.	148,145	5,268
Intel Corp.	170,267	3,647
* EMC Corp.	180,775	3,366
Visa Inc. Class A	41,328	2,995
Texas Instruments Inc.	109,368	2,671
* eBay Inc.	103,106	2,208
Accenture PLC Class A	55,695	2,090
* Dell Inc.	155,083	2,067
Automatic Data Processing Inc.	44,459	1,817
* Yahoo! Inc.	117,364	1,800
Mastercard Inc. Class A	8,754	1,766
* Adobe Systems Inc.	46,157	1,481
Broadcom Corp. Class A	38,622	1,333
* Cognizant Technology Solutions Corp. Class A	26,205	1,311
* Juniper Networks Inc.	45,900	1,222

	Corning Inc.		68,643	1,196
*	NetApp Inc.		29,846	1,125
*	Symantec Corp.		71,002	1,006
*	Agilent Technologies Inc.		30,726	994
	Western Union Co.		60,129	960
*	Intuit Inc.		26,501	947
*	Marvell Technology Group Ltd.		46,773	888
	Paychex Inc.		28,645	818
	CA Inc.		36,648	742
*	Motorola Inc.		101,863	698
*	NVIDIA Corp.		48,876	642
	Activision Blizzard Inc.		50,263	540
	Analog Devices Inc.		17,046	497
*	Electronic Arts Inc.		28,773	475
	Tyco Electronics Ltd.		14,154	408
*	VMware Inc. Class A		5,885	390
				139,810
Materials (4.0%)
	Freeport-McMoRan Copper & Gold Inc.		37,918	2,656
	Monsanto Co.		48,071	2,445
	Newmont Mining Corp.		42,539	2,289
	Praxair Inc.		26,977	2,093
	Air Products & Chemicals Inc.		18,684	1,290
	Alcoa Inc.		89,852	1,046
	Ecolab Inc.		20,807	983
	International Paper Co.		36,490	848
	Mosaic Co.		13,727	634
	Sherwin-Williams Co.		8,204	629
	Weyerhaeuser Co.		12,107	516
				15,429
Telecommunication Services (0.6%)
*	American Tower Corp. Class A		35,324	1,432
*	Crown Castle International Corp.		25,795	955
				2,387
Utilities (0.2%)
*	AES Corp.		59,450	610

Total Common Stocks (Cost $372,251)				385,759
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $330)		0.246%	329,902	330

Total Investments (100.1%) (Cost $372,581)				386,089
Other Assets and Liabilities-Net (-0.1%)[2]				(318)
Net Assets (100%)				385,771

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $326,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $330,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Mega Cap 300 Growth Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $372,581,000. Net unrealized appreciation of investment securities for tax purposes was $13,508,000, consisting of unrealized gains of $30,331,000 on securities that had risen in value since their purchase and $16,823,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (6.4%)
Walt Disney Co.	77,759	2,599
Home Depot Inc.	71,768	2,430
Time Warner Inc.	74,704	2,315
Comcast Corp. Class A	84,760	1,533
News Corp. Class A	106,461	1,405
Comcast Corp.	81,450	1,403
Time Warner Cable Inc.	22,958	1,257
Carnival Corp.	30,158	1,093
* Viacom Inc. Class B	23,394	786
Macy's Inc.	27,353	608
CBS Corp. Class B	40,608	591
Stanley Black & Decker Inc.	9,809	547
Fortune Brands Inc.	9,855	468
VF Corp.	5,758	445
Gap Inc.	15,661	341
JC Penney Co. Inc.	6,880	189
News Corp. Class B	11,798	181
DISH Network Corp. Class A	4,730	99
* Sears Holdings Corp.	1,042	92
		18,382
Consumer Staples (9.5%)
Procter & Gamble Co.	188,555	11,519
Kraft Foods Inc.	113,227	3,238
Altria Group Inc.	135,067	2,741
Kimberly-Clark Corp.	27,026	1,640
CVS Caremark Corp.	45,135	1,563
Sysco Corp.	38,598	1,151
Archer-Daniels-Midland Co.	37,504	948
Lorillard Inc.	10,040	718
ConAgra Foods Inc.	28,754	695
Sara Lee Corp.	42,960	609
Reynolds American Inc.	11,340	591
Safeway Inc.	25,181	557
HJ Heinz Co.	10,253	453
Molson Coors Brewing Co. Class B	10,502	431
Hershey Co.	3,602	169
Campbell Soup Co.	4,665	167
Brown-Forman Corp. Class B	1,876	104
		27,294
Energy (15.3%)
Exxon Mobil Corp.	199,217	12,045
Chevron Corp.	130,375	9,631
ConocoPhillips	91,695	4,755
Occidental Petroleum Corp.	52,710	4,349
Apache Corp.	21,865	1,958
Devon Energy Corp.	27,587	1,761
Marathon Oil Corp.	45,957	1,429
XTO Energy Inc.	24,589	1,051

Hess Corp.	19,099	1,016
Chesapeake Energy Corp.	42,023	939
Spectra Energy Corp.	41,989	840
Williams Cos. Inc.	37,846	747
Valero Energy Corp.	36,628	684
Murphy Oil Corp.	11,776	629
* Transocean Ltd.	10,428	592
National Oilwell Varco Inc.	13,569	517
Halliburton Co.	20,543	510
Noble Energy Inc.	7,354	438
Noble Corp.	8,345	243
		44,134
Financials (25.7%)
Bank of America Corp.	651,249	10,251
JPMorgan Chase & Co.	257,913	10,208
Wells Fargo & Co.	319,498	9,166
* Citigroup Inc.	1,386,460	5,490
Goldman Sachs Group Inc.	31,704	4,574
US Bancorp	124,209	2,976
* Berkshire Hathaway Inc. Class B	37,251	2,628
Morgan Stanley	81,725	2,216
MetLife Inc.	53,206	2,154
Bank of New York Mellon Corp.	78,474	2,134
PNC Financial Services Group Inc.	33,581	2,107
Prudential Financial Inc.	30,057	1,735
Travelers Cos. Inc.	33,340	1,649
BB&T Corp.	44,837	1,356
ACE Ltd.	21,825	1,073
Chubb Corp.	21,308	1,071
Allstate Corp.	33,056	1,012
Equity Residential	18,280	825
Vornado Realty Trust	10,576	822
Simon Property Group Inc.	9,402	799
Marsh & McLennan Cos. Inc.	34,512	753
Loews Corp.	21,915	712
Hartford Financial Services Group Inc.	26,885	674
Fifth Third Bancorp	51,561	670
Ameriprise Financial Inc.	16,569	659
AON Corp.	15,574	615
Annaly Capital Management Inc.	35,872	608
SunTrust Banks Inc.	21,048	567
Principal Financial Group Inc.	20,717	563
Progressive Corp.	26,894	527
Invesco Ltd.	27,994	520
NYSE Euronext	16,861	483
Aflac Inc.	10,648	472
Boston Properties Inc.	5,857	449
M&T Bank Corp.	5,388	427
BlackRock Inc.	2,250	378
* Leucadia National Corp.	12,621	277
Hudson City Bancorp Inc.	19,988	252
		73,852
Health Care (14.6%)
Johnson & Johnson	179,110	10,442
Pfizer Inc.	523,898	7,979
Merck & Co. Inc.	198,285	6,680
Abbott Laboratories	65,555	3,118

Bristol-Myers Squibb Co.	111,297	2,583
Eli Lilly & Co.	67,407	2,210
UnitedHealth Group Inc.	75,181	2,186
* WellPoint Inc.	28,819	1,478
* Thermo Fisher Scientific Inc.	26,652	1,388
Covidien PLC	32,473	1,377
Aetna Inc.	27,950	815
CIGNA Corp.	17,831	597
* Boston Scientific Corp.	98,012	593
* Forest Laboratories Inc.	19,608	507
		41,953
Industrials (11.5%)
General Electric Co.	692,643	11,325
United Technologies Corp.	57,810	3,895
3M Co.	43,893	3,481
General Dynamics Corp.	21,285	1,445
CSX Corp.	25,392	1,327
Honeywell International Inc.	30,735	1,315
Raytheon Co.	24,681	1,294
Illinois Tool Works Inc.	27,805	1,291
Tyco International Ltd.	33,503	1,213
Northrop Grumman Corp.	18,653	1,128
Lockheed Martin Corp.	13,451	1,075
Waste Management Inc.	29,878	971
Ingersoll-Rand PLC	20,821	777
Republic Services Inc. Class A	24,706	719
Eaton Corp.	10,251	717
L-3 Communications Holdings Inc.	7,495	619
Parker Hannifin Corp.	5,214	320
Southwest Airlines Co.	16,871	210
		33,122
Information Technology (3.3%)
Intel Corp.	233,089	4,993
Applied Materials Inc.	87,102	1,124
Corning Inc.	50,547	881
Xerox Corp.	85,605	797
Fidelity National Information Services Inc.	20,666	569
Tyco Electronics Ltd.	19,353	558
* Motorola Inc.	74,996	513
Analog Devices Inc.	6,750	197
		9,632
Materials (2.1%)
EI du Pont de Nemours & Co.	58,711	2,124
Dow Chemical Co.	74,727	2,011
Nucor Corp.	20,422	879
PPG Industries Inc.	10,755	689
Weyerhaeuser Co.	4,800	204
		5,907
Telecommunication Services (5.7%)
AT&T Inc.	383,140	9,310
Verizon Communications Inc.	184,085	5,066
* Sprint Nextel Corp.	190,812	979
CenturyLink Inc.	19,294	663
Qwest Communications International Inc.	100,983	529
		16,547

Utilities (5.8%)
Southern Co.	53,313	1,743
Exelon Corp.	42,839	1,654
Dominion Resources Inc.	38,958	1,518
Duke Energy Corp.	84,998	1,357
FPL Group Inc.	25,590	1,278
Public Service Enterprise Group Inc.	32,811	1,005
PG&E Corp.	24,081	999
American Electric Power Co. Inc.	31,001	991
Entergy Corp.	12,269	921
Consolidated Edison Inc.	18,245	777
Progress Energy Inc.	18,457	712
Sempra Energy	15,217	700
FirstEnergy Corp.	19,768	696
Edison International	20,072	649
PPL Corp.	24,506	632
Xcel Energy Inc.	29,712	609
Ameren Corp.	15,402	380
		16,621
Total Investments (99.9%) (Cost $287,079)		287,444
Other Assets and Liabilities-Net (0.1%)		159
Net Assets (100%)		287,603
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $287,079,000. Net unrealized appreciation of investment securities for tax purposes was $365,000, consisting of unrealized gains of $17,543,000 on securities that had risen in value since their purchase and $17,178,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
U.S. Government Securities (100.1%)
United States Treasury Strip Coupon	0.000%	8/15/30	19,050	7,857
United States Treasury Strip Coupon	0.000%	11/15/30	19,600	7,995
United States Treasury Strip Coupon	0.000%	2/15/31	20,535	8,270
United States Treasury Strip Coupon	0.000%	5/15/31	19,560	7,790
United States Treasury Strip Coupon	0.000%	8/15/31	19,600	7,696
United States Treasury Strip Coupon	0.000%	11/15/31	18,350	7,135
United States Treasury Strip Coupon	0.000%	2/15/32	20,135	7,719
United States Treasury Strip Coupon	0.000%	5/15/32	19,550	7,426
United States Treasury Strip Coupon	0.000%	8/15/32	17,300	6,481
United States Treasury Strip Coupon	0.000%	11/15/32	19,495	7,232
United States Treasury Strip Coupon	0.000%	2/15/33	19,310	7,069
United States Treasury Strip Coupon	0.000%	5/15/33	20,625	7,470
United States Treasury Strip Coupon	0.000%	8/15/33	19,150	6,849
United States Treasury Strip Coupon	0.000%	11/15/33	17,610	6,231
United States Treasury Strip Coupon	0.000%	2/15/34	19,085	6,666
United States Treasury Strip Coupon	0.000%	5/15/34	20,860	7,216
United States Treasury Strip Coupon	0.000%	8/15/34	20,325	6,939
United States Treasury Strip Coupon	0.000%	11/15/34	19,835	6,702
United States Treasury Strip Coupon	0.000%	2/15/35	19,000	6,334
United States Treasury Strip Coupon	0.000%	5/15/35	18,930	6,253
United States Treasury Strip Coupon	0.000%	8/15/35	19,465	6,347
United States Treasury Strip Coupon	0.000%	11/15/35	19,135	6,186
United States Treasury Strip Coupon	0.000%	2/15/36	26,125	8,323
United States Treasury Strip Coupon	0.000%	5/15/36	19,390	6,106
United States Treasury Strip Coupon	0.000%	8/15/36	20,050	6,239
United States Treasury Strip Coupon	0.000%	11/15/36	19,200	5,904
United States Treasury Strip Coupon	0.000%	2/15/37	27,285	8,281
United States Treasury Strip Coupon	0.000%	5/15/37	17,000	5,100
United States Treasury Strip Coupon	0.000%	8/15/37	18,875	5,599
United States Treasury Strip Coupon	0.000%	11/15/37	18,900	5,549
United States Treasury Strip Coupon	0.000%	2/15/38	19,015	5,511
United States Treasury Strip Coupon	0.000%	5/15/38	25,950	7,443
United States Treasury Strip Coupon	0.000%	8/15/38	18,595	5,281
United States Treasury Strip Coupon	0.000%	11/15/38	18,600	5,228
United States Treasury Strip Coupon	0.000%	2/15/39	17,600	4,895
United States Treasury Strip Coupon	0.000%	5/15/39	11,300	3,109
United States Treasury Strip Coupon	0.000%	8/15/39	15,800	4,289
United States Treasury Strip Coupon	0.000%	11/15/39	17,970	4,815
United States Treasury Strip Coupon	0.000%	2/15/40	4,000	1,055
United States Treasury Strip Principal	0.000%	2/15/31	18,000	7,391
United States Treasury Strip Principal	0.000%	2/15/36	12,950	4,240
United States Treasury Strip Principal	0.000%	2/15/37	10,200	3,192
United States Treasury Strip Principal	0.000%	5/15/37	22,705	7,049
United States Treasury Strip Principal	0.000%	2/15/38	19,700	5,833
United States Treasury Strip Principal	0.000%	5/15/38	14,495	4,242
United States Treasury Strip Principal	0.000%	2/15/39	21,035	5,984
United States Treasury Strip Principal	0.000%	5/15/39	26,390	7,340
United States Treasury Strip Principal	0.000%	8/15/39	23,415	6,437
United States Treasury Strip Principal	0.000%	11/15/39	20,500	5,580

United States Treasury Strip Principal	0.000%	2/15/40	34,850	9,374
United States Treasury Strip Principal	0.000%	5/15/40	39,000	10,439
Total U.S. Government and Agency Obligations (Cost $316,020)				325,691
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $19)	0.246%		18,754	19

Total Investments (100.1%) (Cost $316,039)				325,710
Other Assets and Liabilities-Net (-0.1%)				(184)
Net Assets (100%)				325,526

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government Securities	—	325,691	—
Temporary Cash Investments	19	—	—
Total	19	325,691	—

C. At May 31, 2010, the cost of investment securities for tax purposes was $316,039,000. Net unrealized appreciation of investment securities for tax purposes was $9,671,000, consisting of unrealized gains of $11,907,000 on securities that had risen in value since their purchase and $2,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Auto Components (3.3%)
Johnson Controls Inc.	133,601	3,812
* BorgWarner Inc.	23,254	866
* Autoliv Inc.	16,926	804
* Lear Corp.	8,739	591
* Goodyear Tire & Rubber Co.	45,763	545
Gentex Corp.	27,632	544
* TRW Automotive Holdings Corp.	16,425	494
* Dana Holding Corp.	27,721	301
* Tenneco Inc.	11,820	262
Cooper Tire & Rubber Co.	10,839	205
* American Axle & Manufacturing Holdings Inc.	12,804	115
* Federal-Mogul Corp.	5,891	102
* Modine Manufacturing Co.	8,723	101
* Drew Industries Inc.	3,914	86
* Fuel Systems Solutions Inc.	2,974	79
Superior Industries International Inc.	4,474	66
* Exide Technologies	15,003	64
* Dorman Products Inc.	2,639	60
* Wonder Auto Technology Inc.	3,593	30
Spartan Motors Inc.	6,152	29
* China Automotive Systems Inc.	1,369	25
* Raser Technologies Inc.	4,507	3
		9,184
Automobiles (3.1%)
* Ford Motor Co.	590,236	6,923
Harley-Davidson Inc.	46,601	1,408
Thor Industries Inc.	7,690	224
* Winnebago Industries Inc.	5,745	70
		8,625
Distributors (0.7%)
Genuine Parts Co.	31,565	1,282
* LKQ Corp.	26,946	496
* Core-Mark Holding Co. Inc.	1,849	50
		1,828
Diversified Consumer Services (3.2%)
* Apollo Group Inc. Class A	27,638	1,469
H&R Block Inc.	66,736	1,073
DeVry Inc.	12,731	732
* ITT Educational Services Inc.	7,045	711
Strayer Education Inc.	2,774	666
* Career Education Corp.	16,728	468
Sotheby's	13,313	433
Service Corp. International	50,503	431
* Coinstar Inc.	5,889	316
Hillenbrand Inc.	12,356	300
* Capella Education Co.	3,007	258
* Corinthian Colleges Inc.	17,383	233
Regis Corp.	11,362	209

Matthews International Corp. Class A	6,052	196
Weight Watchers International Inc.	6,896	189
* Education Management Corp.	8,490	179
* American Public Education Inc.	3,619	148
* Steiner Leisure Ltd.	2,757	115
* K12 Inc.	4,462	112
Stewart Enterprises Inc. Class A	16,925	103
* Grand Canyon Education Inc.	4,065	100
* Universal Technical Institute Inc.	4,016	99
* Lincoln Educational Services Corp.	3,621	86
* Bridgepoint Education Inc.	3,711	80
* Pre-Paid Legal Services Inc.	1,410	65
		8,771
Hotels, Restaurants & Leisure (16.6%)
McDonald's Corp.	213,997	14,310
Starbucks Corp.	147,854	3,828
Yum! Brands Inc.	93,334	3,822
Carnival Corp.	92,489	3,351
Marriott International Inc. Class A	57,045	1,908
Starwood Hotels & Resorts Worldwide Inc.	37,155	1,718
* Las Vegas Sands Corp.	65,664	1,542
Wynn Resorts Ltd.	15,918	1,335
International Game Technology	59,011	1,155
Darden Restaurants Inc.	26,420	1,133
* Chipotle Mexican Grill Inc. Class A	6,277	893
Wyndham Worldwide Corp.	35,566	839
* Royal Caribbean Cruises Ltd.	27,689	803
* MGM Mirage	52,663	656
* WMS Industries Inc.	11,624	539
* Panera Bread Co. Class A	5,999	485
* Bally Technologies Inc.	11,002	468
Brinker International Inc.	20,343	362
Burger King Holdings Inc.	18,803	358
* Hyatt Hotels Corp. Class A	8,708	352
* Penn National Gaming Inc.	13,406	343
Wendy's/Arby's Group Inc. Class A	74,137	334
* Cheesecake Factory Inc.	11,414	291
* Life Time Fitness Inc.	7,407	275
* Jack in the Box Inc.	11,022	247
* Vail Resorts Inc.	5,761	240
Cracker Barrel Old Country Store Inc.	4,538	226
PF Chang's China Bistro Inc.	4,540	197
Choice Hotels International Inc.	5,899	197
* Orient-Express Hotels Ltd. Class A	18,150	183
* CEC Entertainment Inc.	4,407	178
Bob Evans Farms Inc.	6,053	176
* Gaylord Entertainment Co.	6,546	174
International Speedway Corp. Class A	5,566	155
* Texas Roadhouse Inc. Class A	10,519	154
* Boyd Gaming Corp.	11,158	147
* Pinnacle Entertainment Inc.	11,937	144
* Scientific Games Corp. Class A	13,981	143
* Buffalo Wild Wings Inc.	3,398	125
* Ruby Tuesday Inc.	11,520	124
* Sonic Corp.	11,553	122
CKE Restaurants Inc.	9,275	115
* Papa John's International Inc.	4,316	107

* Interval Leisure Group Inc.	7,853	106
* Domino's Pizza Inc.	8,116	106
* Peet's Coffee & Tea Inc.	2,625	102
* DineEquity Inc.	2,957	100
* BJ's Restaurants Inc.	4,266	99
Ameristar Casinos Inc.	5,203	94
* Shuffle Master Inc.	10,615	88
* California Pizza Kitchen Inc.	4,569	83
* Biglari Holdings Inc.	242	74
Churchill Downs Inc.	1,892	63
* Red Robin Gourmet Burgers Inc.	2,944	61
* Denny's Corp.	19,120	60
* AFC Enterprises Inc.	5,017	53
Marcus Corp.	4,113	45
* Krispy Kreme Doughnuts Inc.	12,071	45
Speedway Motorsports Inc.	2,957	43
Ambassadors Group Inc.	3,588	42
* Landry's Restaurants Inc.	1,427	34
* Isle of Capri Casinos Inc.	3,355	33
* Monarch Casino & Resort Inc.	1,876	22
Dover Downs Gaming & Entertainment Inc.	531	2
		45,609
Household Durables (5.5%)
Stanley Black & Decker Inc.	30,086	1,679
Whirlpool Corp.	14,878	1,554
Fortune Brands Inc.	30,227	1,434
Newell Rubbermaid Inc.	55,232	920
Garmin Ltd.	23,908	803
* NVR Inc.	1,154	791
* Pulte Group Inc.	68,426	762
DR Horton Inc.	56,865	693
Leggett & Platt Inc.	29,531	687
* Mohawk Industries Inc.	11,580	650
* Toll Brothers Inc.	27,963	589
Jarden Corp.	18,334	534
Tupperware Brands Corp.	12,553	533
Lennar Corp. Class A	30,593	529
* Tempur-Pedic International Inc.	13,954	463
* Harman International Industries Inc.	13,783	445
MDC Holdings Inc.	7,513	236
KB Home	15,766	228
American Greetings Corp. Class A	7,197	170
Ryland Group Inc.	8,704	162
* Helen of Troy Ltd.	5,733	148
* La-Z-Boy Inc.	10,321	123
* Meritage Homes Corp.	5,678	121
* Standard Pacific Corp.	20,862	105
Ethan Allen Interiors Inc.	5,182	105
National Presto Industries Inc.	956	93
* iRobot Corp.	4,248	91
* Beazer Homes USA Inc.	14,911	74
* Hovnanian Enterprises Inc. Class A	10,514	65
Blyth Inc.	1,147	57
* Furniture Brands International Inc.	7,246	57
* Universal Electronics Inc.	2,699	53
* M/I Homes Inc.	3,687	44
* Sealy Corp.	9,536	31

CSS Industries Inc.	1,513	29
* Brookfield Homes Corp.	2,314	24
* Deer Consumer Products Inc.	1,940	16
		15,098
Internet & Catalog Retail (4.9%)
* Amazon.com Inc.	70,733	8,874
* priceline.com Inc.	9,066	1,733
* NetFlix Inc.	8,813	980
Expedia Inc.	42,014	906
* HSN Inc.	7,882	213
* Blue Nile Inc.	2,887	135
NutriSystem Inc.	5,537	123
* Shutterfly Inc.	4,675	108
PetMed Express Inc.	4,554	90
* Overstock.com Inc.	3,167	71
* Vitacost.com Inc.	3,340	34
Gaiam Inc. Class A	3,032	24
* Orbitz Worldwide Inc.	3,947	21
* 1-800-Flowers.com Inc. Class A	5,285	14
		13,326
Leisure Equipment & Products (1.5%)
Mattel Inc.	72,328	1,567
Hasbro Inc.	24,411	980
Polaris Industries Inc.	6,171	362
Brunswick Corp.	17,583	307
* Eastman Kodak Co.	53,403	301
Pool Corp.	9,748	234
Callaway Golf Co.	12,844	108
* Jakks Pacific Inc.	5,575	83
* RC2 Corp.	4,246	79
Sturm Ruger & Co. Inc.	3,768	59
* Smith & Wesson Holding Corp.	11,891	52
* Leapfrog Enterprises Inc.	7,135	37
* Marine Products Corp.	2,335	17
		4,186
Media (26.9%)
Walt Disney Co.	366,460	12,247
Time Warner Inc.	228,768	7,090
* DIRECTV Class A	181,652	6,846
Comcast Corp. Class A	373,563	6,758
News Corp. Class A	390,526	5,155
Time Warner Cable Inc.	70,120	3,838
* Viacom Inc. Class B	110,382	3,710
Comcast Corp.	188,919	3,253
Omnicom Group Inc.	61,745	2,343
CBS Corp. Class B	124,406	1,811
McGraw-Hill Cos. Inc.	62,787	1,746
* Liberty Media Corp.	112,865	1,464
Cablevision Systems Corp. Class A	49,256	1,222
* Discovery Communications Inc. Class A	26,895	1,013
Virgin Media Inc.	62,241	1,006
News Corp. Class B	59,136	908
* Discovery Communications Inc.	28,185	895
DISH Network Corp. Class A	41,427	864
Scripps Networks Interactive Inc. Class A	18,000	813
* Interpublic Group of Cos. Inc.	96,634	807
* Sirius XM Radio Inc.	772,616	796

	Gannett Co. Inc.	47,257	734
*	Liberty Media Corp. - Capital	16,984	714
*	Liberty Global Inc. Class A	26,872	693
*	Liberty Global Inc.	23,708	608
	Washington Post Co. Class B	1,190	554
*	Liberty Media Corp. - Starz	9,835	515
*	DreamWorks Animation SKG Inc. Class A	14,302	425
*	Valassis Communications Inc.	9,583	350
	John Wiley & Sons Inc. Class A	8,812	349
*	Lamar Advertising Co. Class A	11,453	338
*	Live Nation Entertainment Inc.	26,775	327
*	Madison Square Garden Inc. Class A	12,268	259
	Regal Entertainment Group Class A	16,834	257
	Interactive Data Corp.	7,497	244
	Meredith Corp.	7,209	242
*	New York Times Co. Class A	25,959	241
*	Morningstar Inc.	4,335	212
	Cinemark Holdings Inc.	11,086	177
	Scholastic Corp.	6,537	171
	Arbitron Inc.	5,299	161
*	Lions Gate Entertainment Corp.	23,271	158
	CTC Media Inc.	10,546	154
	National CineMedia Inc.	8,495	149
	Belo Corp. Class A	18,033	131
	Harte-Hanks Inc.	7,566	103
*	RCN Corp.	6,737	98
*	SuperMedia Inc.	2,545	77
	World Wrestling Entertainment Inc. Class A	4,606	76
*	Clear Channel Outdoor Holdings Inc. Class A	8,050	75
*	Knology Inc.	6,108	73
*	Ascent Media Corp. Class A	2,656	70
*	Warner Music Group Corp.	10,780	65
*	Sinclair Broadcast Group Inc. Class A	9,258	61
*	EW Scripps Co. Class A	5,880	52
*	CKX Inc.	9,261	49
*	Mediacom Communications Corp. Class A	7,975	43
*	Journal Communications Inc. Class A	8,152	41
*	LIN TV Corp. Class A	5,863	39
*	Martha Stewart Living Omnimedia Class A	5,197	31
*	China MediaExpress Holdings Inc.	1,638	22
*	Outdoor Channel Holdings Inc.	2,582	15
*	Fisher Communications Inc.	9	—
			73,738
Multiline Retail (7.3%)
	Target Corp.	140,688	7,672
*	Kohl's Corp.	57,931	2,940
	Macy's Inc.	83,892	1,863
	Nordstrom Inc.	34,639	1,375
	JC Penney Co. Inc.	42,242	1,161
*	Dollar Tree Inc.	17,543	1,098
	Family Dollar Stores Inc.	26,146	1,065
*,^ Sears Holdings Corp.		9,133	804
*	Big Lots Inc.	16,432	581
*	Dollar General Corp.	16,946	512
	Dillard's Inc. Class A	10,433	299
*	Saks Inc.	27,056	248
*	99 Cents Only Stores	9,585	147

Fred's Inc. Class A	7,556	104
* Retail Ventures Inc.	4,843	49
		19,918
Specialty Retail (21.0%)
Home Depot Inc.	338,193	11,451
Lowe's Cos. Inc.	290,179	7,182
TJX Cos. Inc.	83,476	3,795
Staples Inc.	143,975	3,098
Best Buy Co. Inc.	70,671	2,986
* Bed Bath & Beyond Inc.	52,110	2,338
Gap Inc.	96,063	2,094
* O'Reilly Automotive Inc.	27,361	1,396
Ltd Brands Inc.	54,485	1,354
Ross Stores Inc.	24,637	1,291
* AutoZone Inc.	5,907	1,128
Tiffany & Co.	24,752	1,124
Advance Auto Parts Inc.	18,822	974
* Urban Outfitters Inc.	26,811	973
* CarMax Inc.	44,325	963
PetSmart Inc.	24,577	781
* GameStop Corp. Class A	31,132	709
Abercrombie & Fitch Co.	17,487	627
Williams-Sonoma Inc.	19,028	569
* Aeropostale Inc.	20,053	556
* J Crew Group Inc.	12,030	549
* Signet Jewelers Ltd.	16,956	526
American Eagle Outfitters Inc.	39,278	515
RadioShack Corp.	24,915	509
* Dick's Sporting Goods Inc.	17,792	507
Tractor Supply Co.	7,167	486
Foot Locker Inc.	31,142	464
Guess? Inc.	11,923	453
Chico's FAS Inc.	35,407	433
* Dress Barn Inc.	11,660	319
* Office Depot Inc.	54,622	317
* Rent-A-Center Inc.	13,043	316
* OfficeMax Inc.	16,823	300
* Collective Brands Inc.	12,761	286
Aaron's Inc.	13,857	277
* AutoNation Inc.	13,566	272
* Gymboree Corp.	5,962	266
* AnnTaylor Stores Corp.	11,704	253
* Jo-Ann Stores Inc.	5,080	232
* Childrens Place Retail Stores Inc.	4,884	230
* JOS A Bank Clothiers Inc.	3,639	221
Men's Wearhouse Inc.	9,833	214
Buckle Inc.	5,510	196
* Sally Beauty Holdings Inc.	19,892	187
* Talbots Inc.	12,442	187
* Pier 1 Imports Inc.	22,940	182
Finish Line Inc. Class A	10,540	175
* Ulta Salon Cosmetics & Fragrance Inc.	6,333	162
Barnes & Noble Inc.	7,403	150
* Genesco Inc.	4,746	148
Monro Muffler Brake Inc.	3,741	147
* Hibbett Sports Inc.	5,695	147
Brown Shoe Co. Inc.	8,566	143

* Group 1 Automotive Inc.	4,906	140
* Cabela's Inc.	8,018	138
Cato Corp. Class A	5,568	132
* Lumber Liquidators Holdings Inc.	4,368	129
PEP Boys-Manny Moe & Jack	10,380	128
* Select Comfort Corp.	10,878	122
* Penske Automotive Group Inc.	9,155	120
* hhgregg Inc.	3,807	114
Stage Stores Inc.	7,584	107
* Charming Shoppes Inc.	23,010	105
* Citi Trends Inc.	2,935	100
* Rue21 Inc.	2,670	91
* Vitamin Shoppe Inc.	3,484	89
* DSW Inc. Class A	2,938	85
* Coldwater Creek Inc.	12,821	80
* Wet Seal Inc. Class A	19,377	79
* Asbury Automotive Group Inc.	5,759	76
* Zumiez Inc.	4,201	72
* Sonic Automotive Inc. Class A	7,157	71
Christopher & Banks Corp.	7,119	65
Big 5 Sporting Goods Corp.	4,038	60
* Pacific Sunwear Of California	13,047	53
* America's Car-Mart Inc.	2,101	51
Haverty Furniture Cos. Inc.	3,122	51
HOT Topic Inc.	8,765	49
Systemax Inc.	2,185	42
Bebe Stores Inc.	6,008	41
* Stein Mart Inc.	5,030	40
* Build-A-Bear Workshop Inc.	3,151	27
* Borders Group Inc.	11,848	23
* New York & Co. Inc.	5,419	21
* Conn's Inc.	1,873	14
* Blockbuster Inc. Class B	5,559	1
		57,674
Textiles, Apparel & Luxury Goods (6.0%)
NIKE Inc. Class B	75,099	5,436
Coach Inc.	62,491	2,569
VF Corp.	17,660	1,366
Polo Ralph Lauren Corp. Class A	11,210	974
Phillips-Van Heusen Corp.	11,358	622
* Hanesbrands Inc.	18,956	517
* Fossil Inc.	10,607	398
* Warnaco Group Inc.	9,050	385
* Lululemon Athletica Inc.	9,070	370
* Deckers Outdoor Corp.	2,558	370
* Carter's Inc.	11,528	352
Jones Apparel Group Inc.	17,297	340
Wolverine World Wide Inc.	9,857	283
* Skechers U.S.A. Inc. Class A	6,708	253
* Under Armour Inc. Class A	7,114	240
* Iconix Brand Group Inc.	14,215	231
* CROCS Inc.	17,094	177
* Timberland Co. Class A	8,643	166
* Steven Madden Ltd.	4,884	165
* True Religion Apparel Inc.	4,785	132
Unifirst Corp.	2,860	129
Columbia Sportswear Co.	2,343	120

*	Quiksilver Inc.		25,572	119
*	Liz Claiborne Inc.		18,836	115
*	Maidenform Brands Inc.		4,491	104
*	G-III Apparel Group Ltd.		3,160	90
*	Volcom Inc.		3,398	68
*	K-Swiss Inc. Class A		5,347	67
	Oxford Industries Inc.		2,800	58
*	Movado Group Inc.		3,514	43
*	Unifi Inc.		8,987	35
	Weyco Group Inc.		1,464	34
*	Fuqi International Inc.		3,241	30
*	Kenneth Cole Productions Inc. Class A		1,976	23
*	American Apparel Inc.		7,461	12
				16,393
Total Common Stocks (Cost $273,003)				274,350
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $495)		0.246%	495,253	495
Total Investments (100.2%) (Cost $273,498)				274,845
Other Assets and Liabilities-Net (-0.2%)[1]				(435)
Net Assets (100%)				274,410

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $379,000.
1 Includes $391,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $273,498,000. Net unrealized appreciation of investment securities for tax purposes was $1,347,000, consisting of

Consumer Discretionary Index Fund

unrealized gains of $20,012,000 on securities that had risen in value since their purchase and $18,665,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Beverages (19.5%)
Coca-Cola Co.	952,911	48,980
PepsiCo Inc.	744,866	46,845
Dr Pepper Snapple Group Inc.	139,942	5,298
Coca-Cola Enterprises Inc.	165,131	4,310
Molson Coors Brewing Co. Class B	84,722	3,477
Brown-Forman Corp. Class B	45,800	2,540
* Constellation Brands Inc. Class A	120,175	2,002
* Hansen Natural Corp.	46,402	1,812
* Central European Distribution Corp.	42,521	1,087
* Boston Beer Co. Inc. Class A	10,979	725
* Heckmann Corp.	101,416	542
Coca-Cola Bottling Co. Consolidated	8,482	422
National Beverage Corp.	32,706	390
		118,430
Food & Staples Retailing (23.9%)
Wal-Mart Stores Inc.	1,062,801	53,735
CVS Caremark Corp.	725,356	25,119
Walgreen Co.	512,883	16,433
Costco Wholesale Corp.	226,463	13,191
Sysco Corp.	313,010	9,331
Kroger Co.	329,294	6,629
Safeway Inc.	214,719	4,754
* Whole Foods Market Inc.	83,273	3,367
SUPERVALU Inc.	128,067	1,725
* BJ's Wholesale Club Inc.	37,040	1,484
Casey's General Stores Inc.	35,725	1,317
Ruddick Corp.	31,468	1,039
* United Natural Foods Inc.	31,648	983
* Winn-Dixie Stores Inc.	55,692	624
Andersons Inc.	18,603	609
* Rite Aid Corp.	518,429	596
Nash Finch Co.	15,417	557
Pricesmart Inc.	22,448	539
* Pantry Inc.	34,284	524
Weis Markets Inc.	15,126	511
Spartan Stores Inc.	32,100	489
Ingles Markets Inc. Class A	27,357	416
Village Super Market Inc. Class A	14,060	378
* Susser Holdings Corp.	36,384	365
Arden Group Inc.	4,001	356
* Great Atlantic & Pacific Tea Co.	55,717	300
		145,371
Food Products (20.4%)
Kraft Foods Inc.	900,463	25,753
General Mills Inc.	171,570	12,221
Archer-Daniels-Midland Co.	304,672	7,699
Kellogg Co.	141,938	7,584
HJ Heinz Co.	168,165	7,430

	ConAgra Foods Inc.	239,313	5,787
	Mead Johnson Nutrition Co.	111,361	5,492
	Sara Lee Corp.	361,879	5,128
	Hershey Co.	88,986	4,165
	Campbell Soup Co.	115,337	4,130
	JM Smucker Co.	65,963	3,642
	Bunge Ltd.	72,874	3,553
	Tyson Foods Inc. Class A	167,589	2,946
	McCormick & Co. Inc.	68,946	2,659
*	Ralcorp Holdings Inc.	33,567	2,016
	Del Monte Foods Co.	125,437	1,829
	Hormel Foods Corp.	45,240	1,801
*	Smithfield Foods Inc.	94,336	1,626
	Corn Products International Inc.	47,547	1,586
*	Green Mountain Coffee Roasters Inc.	64,987	1,537
	Flowers Foods Inc.	54,176	1,339
*	Dean Foods Co.	112,965	1,203
*	TreeHouse Foods Inc.	25,135	1,159
	Sanderson Farms Inc.	17,429	956
	Lancaster Colony Corp.	15,267	834
	Diamond Foods Inc.	19,198	796
*	Hain Celestial Group Inc.	36,899	796
*	Fresh Del Monte Produce Inc.	38,161	763
*	American Italian Pasta Co.	18,530	721
	J&J Snack Foods Corp.	14,639	650
*	Darling International Inc.	79,571	637
	B&G Foods Inc. Class A	56,385	598
	Tootsie Roll Industries Inc.	23,091	578
	Cal-Maine Foods Inc.	16,014	518
	Lance Inc.	26,814	517
*	Smart Balance Inc.	86,300	516
*	Chiquita Brands International Inc.	41,660	514
*	Zhongpin Inc.	38,487	468
	Farmer Bros Co.	20,755	363
	Calavo Growers Inc.	22,703	363
	Alico Inc.	13,466	342
*,^ American Dairy Inc.		18,172	308
*,^ AgFeed Industries Inc.		81,340	273
*	Pilgrim's Pride Corp.	5,230	42
*	Dole Food Co. Inc.	3,995	37
			123,875
Household Products (21.4%)
	Procter & Gamble Co.	1,398,628	85,442
	Colgate-Palmolive Co.	257,969	20,145
	Kimberly-Clark Corp.	215,763	13,097
	Clorox Co.	76,491	4,805
	Church & Dwight Co. Inc.	40,764	2,683
*	Energizer Holdings Inc.	39,318	2,209
	WD-40 Co.	17,743	579
*	Central Garden and Pet Co. Class A	56,629	536
*	Central Garden and Pet Co.	39,515	397
			129,893
Personal Products (3.0%)
	Avon Products Inc.	226,650	6,004
	Estee Lauder Cos. Inc. Class A	62,883	3,664
	Herbalife Ltd.	38,675	1,746
	Alberto-Culver Co. Class B	56,225	1,547

*	NBTY Inc.		35,270	1,208
	Nu Skin Enterprises Inc. Class A		37,167	1,069
*	USANA Health Sciences Inc.		13,556	508
*	Elizabeth Arden Inc.		29,181	496
	Inter Parfums Inc.		29,742	465
*	Prestige Brands Holdings Inc.		58,332	450
*	China-Biotics Inc.		26,891	385
*	Revlon Inc. Class A		25,521	354
*	China Sky One Medical Inc.		26,572	336
*	American Oriental Bioengineering Inc.		105,814	328
				18,560
Tobacco (11.8%)
	Philip Morris International Inc.		843,166	37,200
	Altria Group Inc.		1,069,391	21,698
	Lorillard Inc.		84,022	6,007
	Reynolds American Inc.		95,320	4,970
	Universal Corp.		18,367	751
	Vector Group Ltd.		41,499	651
*	Alliance One International Inc.		105,231	439
				71,716
Total Common Stocks (Cost $633,246)				607,845
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $286)		0.246%	286,201	286
Total Investments (100.0%) (Cost $633,532)				608,131
Other Assets and Liabilities-Net (0.0%)[1]				(210)
Net Assets (100%)				607,921

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $253,000.
1 Includes $286,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $633,532,000. Net unrealized depreciation of investment securities for tax purposes was $25,401,000, consisting of unrealized gains of $20,732,000 on securities that had risen in value since their purchase and $46,133,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (20.3%)
Oil & Gas Drilling (4.6%)
* Transocean Ltd.	318,127	18,060
Noble Corp.	261,434	7,600
* Nabors Industries Ltd.	290,594	5,530
Diamond Offshore Drilling Inc.	71,167	4,491
* Pride International Inc.	180,376	4,468
Helmerich & Payne Inc.	109,753	4,135
* Rowan Cos. Inc.	120,783	2,991
Patterson-UTI Energy Inc.	166,919	2,342
* Unit Corp.	48,731	1,993
* Atwood Oceanics Inc.	64,831	1,760
* Parker Drilling Co.	161,308	776
* Hercules Offshore Inc.	190,485	594
* Pioneer Drilling Co.	93,184	553
* Seahawk Drilling Inc.	29,472	356
* Bronco Drilling Co. Inc.	79,784	291

Oil & Gas Equipment & Services (15.7%)
Schlumberger Ltd.	1,074,901	60,356
Halliburton Co.	893,311	22,181
Baker Hughes Inc.	429,663	16,387
National Oilwell Varco Inc.	415,264	15,834
* Weatherford International Ltd.	736,490	10,399
Smith International Inc.	248,407	9,330
* Cameron International Corp.	245,246	8,878
* FMC Technologies Inc.	123,780	7,198
Core Laboratories N.V.	23,463	3,191
* Dresser-Rand Group Inc.	87,883	2,797
* Oceaneering International Inc.	58,418	2,703
Tidewater Inc.	55,758	2,331
* Oil States International Inc.	54,354	2,122
* Superior Energy Services Inc.	87,094	1,895
* SEACOR Holdings Inc.	24,017	1,753
* Exterran Holdings Inc.	68,445	1,745
* Dril-Quip Inc.	35,303	1,720
CARBO Ceramics Inc.	22,842	1,478
* Key Energy Services Inc.	146,209	1,398
Lufkin Industries Inc.	17,512	1,396
* Bristow Group Inc.	40,210	1,307
* Helix Energy Solutions Group Inc.	116,301	1,267
* Complete Production Services Inc.	79,102	1,029
* Tetra Technologies Inc.	95,253	958
* Newpark Resources Inc.	131,329	843
* Gulfmark Offshore Inc.	31,729	830
* ION Geophysical Corp.	147,560	801
* Global Industries Ltd.	140,433	733
* Cal Dive International Inc.	132,620	732
* Superior Well Services Inc.	38,755	586
* T-3 Energy Services Inc.	21,937	585

* Willbros Group Inc.	61,491	571
RPC Inc.	49,260	556
* Tesco Corp.	48,771	548
* Hornbeck Offshore Services Inc.	34,866	533
* Matrix Service Co.	47,492	467
Gulf Island Fabrication Inc.	24,692	451
* OYO Geospace Corp.	9,781	446
* PHI Inc.	24,636	434
* Dawson Geophysical Co.	18,158	408
* Basic Energy Services Inc.	49,262	402

* Allis-Chalmers Energy Inc.	115,229	332
		245,851
Oil, Gas & Consumable Fuels (79.7%)
Coal & Consumable Fuels (2.9%)
Peabody Energy Corp.	268,730	10,470
Consol Energy Inc.	221,149	8,067
* Alpha Natural Resources Inc.	123,806	4,750
Arch Coal Inc.	170,751	3,680
Massey Energy Co.	100,207	3,319
* Patriot Coal Corp.	96,432	1,608
* USEC Inc.	164,042	866
* International Coal Group Inc.	190,436	825
* James River Coal Co.	42,452	681
* Cloud Peak Energy Inc.	46,095	680
* Uranium Energy Corp.	137,520	353

Integrated Oil & Gas (47.8%)
Exxon Mobil Corp.	4,430,552	267,871
Chevron Corp.	1,887,878	139,458
ConocoPhillips	1,271,614	65,946
Occidental Petroleum Corp.	689,004	56,850
Marathon Oil Corp.	698,879	21,728
Hess Corp.	292,091	15,539
Murphy Oil Corp.	181,910	9,710

Oil & Gas Exploration & Production (23.5%)
Apache Corp.	331,486	29,681
Devon Energy Corp.	418,524	26,723
EOG Resources Inc.	249,180	26,124
Anadarko Petroleum Corp.	485,640	25,414
XTO Energy Inc.	575,301	24,588
Chesapeake Energy Corp.	644,003	14,387
* Southwestern Energy Co.	344,301	12,949
Noble Energy Inc.	174,137	10,359
Pioneer Natural Resources Co.	117,577	7,490
Range Resources Corp.	160,589	7,218
* Ultra Petroleum Corp.	153,775	7,077
* Newfield Exploration Co.	134,758	7,015
* Denbury Resources Inc.	396,911	6,529
Cimarex Energy Co.	85,681	6,296
* Petrohawk Energy Corp.	306,567	5,895
* Whiting Petroleum Corp.	52,795	4,419
* Concho Resources Inc.	80,491	4,190
Cabot Oil & Gas Corp.	108,482	3,763
EXCO Resources Inc.	190,350	3,284
* Plains Exploration & Production Co.	146,041	3,227

* Forest Oil Corp.	113,036	3,011
St. Mary Land & Exploration Co.	67,845	2,934
* Atlas Energy Inc.	83,989	2,594
* Mariner Energy Inc.	114,339	2,445
* Brigham Exploration Co.	127,794	2,195
* Continental Resources Inc.	38,722	1,826
Berry Petroleum Co. Class A	55,161	1,696
* Quicksilver Resources Inc.	134,462	1,642
* Comstock Resources Inc.	53,606	1,600
* Bill Barrett Corp.	46,914	1,528
* Arena Resources Inc.	44,731	1,471
* Gran Tierra Energy Inc.	268,419	1,417
* Rosetta Resources Inc.	62,351	1,367
* Swift Energy Co.	44,565	1,232
* SandRidge Energy Inc.	189,385	1,220
Penn Virginia Corp.	54,625	1,196
* McMoRan Exploration Co.	94,986	1,021
* Energy XXI Bermuda Ltd.	57,745	919
* Northern Oil and Gas Inc.	62,306	899
* Contango Oil & Gas Co.	16,663	838
* Carrizo Oil & Gas Inc.	45,144	801
* Stone Energy Corp.	59,323	796
* Resolute Energy Corp.	56,031	705
* Cobalt International Energy Inc.	92,572	648
* Gulfport Energy Corp.	49,019	644
* Energy Partners Ltd.	50,063	636
* BPZ Resources Inc.	123,576	633
* ATP Oil & Gas Corp.	58,663	624
* Clayton Williams Energy Inc.	13,705	622
* Petroleum Development Corp.	29,359	605
* Venoco Inc.	41,764	604
* Petroquest Energy Inc.	95,275	598
Vaalco Energy Inc.	107,043	572
* Harvest Natural Resources Inc.	75,174	569
W&T Offshore Inc.	57,058	556
* Rex Energy Corp.	52,344	547
* Goodrich Petroleum Corp.	40,802	499
* Warren Resources Inc.	162,016	489
* Magnum Hunter Resources Corp.	91,519	444
* Delta Petroleum Corp.	370,234	437
* Oilsands Quest Inc.	593,847	427
* GMX Resources Inc.	61,498	419
* Gastar Exploration Ltd.	97,754	412
* Endeavour International Corp.	292,969	401
* Approach Resources Inc.	43,290	310

Oil & Gas Refining & Marketing (1.9%)
Valero Energy Corp.	564,054	10,537
Sunoco Inc.	122,770	3,667
Tesoro Corp.	155,851	1,823
World Fuel Services Corp.	64,535	1,680
Frontier Oil Corp.	119,211	1,658
Holly Corp.	52,561	1,361
* Clean Energy Fuels Corp.	53,567	799
* Western Refining Inc.	100,905	531
* CVR Energy Inc.	66,384	502
Delek US Holdings Inc.	47,660	316
Alon USA Energy Inc.	43,657	295

* China Integrated Energy Inc.		30,609	287

Oil & Gas Storage & Transportation (3.6%)
Spectra Energy Corp.		644,136	12,889
Williams Cos. Inc.		581,855	11,492
El Paso Corp.		708,620	8,036
* Kinder Morgan Management LLC		80,832	4,477
Southern Union Co.		119,511	2,602
Overseas Shipholding Group Inc.		34,035	1,317
* Enbridge Energy Management LLC		18,870	914
General Maritime Corp.		82,744	572
* Crosstex Energy Inc.		76,399	516

* Cheniere Energy Inc.		133,686	378
			962,727
Total Common Stocks (Cost $1,236,849)			1,208,578
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $124)	0.246%	124,301	124
Total Investments (100.0%) (Cost $1,236,973)			1,208,702
Other Assets and Liabilities-Net (0.0%)[1]			(187)
Net Assets (100%)			1,208,515

* Non-income-producing security.
1 Includes $124,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $1,236,973,000. Net unrealized depreciation of investment securities for tax purposes was $28,271,000, consisting of

Energy Index Fund

unrealized gains of $84,118,000 on securities that had risen in value since their purchase and $112,389,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Capital Markets (14.7%)
Goldman Sachs Group Inc.	142,199	20,514
Morgan Stanley	366,390	9,933
Bank of New York Mellon Corp.	351,796	9,569
State Street Corp.	144,258	5,506
Charles Schwab Corp.	295,154	4,823
Franklin Resources Inc.	46,520	4,563
T Rowe Price Group Inc.	75,384	3,733
Northern Trust Corp.	63,406	3,222
Ameriprise Financial Inc.	74,439	2,962
Invesco Ltd.	125,584	2,331
BlackRock Inc.	10,081	1,692
Legg Mason Inc.	47,070	1,399
* TD Ameritrade Holding Corp.	68,712	1,218
Eaton Vance Corp.	34,161	1,021
* Affiliated Managers Group Inc.	12,308	882
* E*Trade Financial Corp.	576,529	853
SEI Investments Co.	38,683	816
Raymond James Financial Inc.	28,782	814
Jefferies Group Inc.	32,560	760
Ares Capital Corp.	55,878	757
Waddell & Reed Financial Inc.	24,880	667
Federated Investors Inc. Class B	27,081	602
Apollo Investment Corp.	55,784	582
Janus Capital Group Inc.	53,483	570
Greenhill & Co. Inc.	7,219	500
American Capital Ltd.	81,855	436
* Stifel Financial Corp.	8,029	407
* Knight Capital Group Inc. Class A	26,151	382
* KBW Inc.	9,875	248
* Riskmetrics Group Inc.	10,247	222
* MF Global Holdings Ltd.	28,303	218
* Investment Technology Group Inc.	12,892	217
* optionsXpress Holdings Inc.	12,690	204
* Piper Jaffray Cos.	5,734	190
Prospect Capital Corp.	18,369	189
* GLG Partners Inc.	40,526	173
BlackRock Kelso Capital Corp.	15,607	164
Fifth Street Finance Corp.	13,168	150
Artio Global Investors Inc.	8,111	150
Evercore Partners Inc. Class A	4,429	144
Cohen & Steers Inc.	5,636	136
GFI Group Inc.	20,899	126
Hercules Technology Growth Capital Inc.	10,581	93
BGC Partners Inc. Class A	14,634	91
* Gleacher & Co. Inc.	21,858	86
SWS Group Inc.	8,538	86
MVC Capital Inc.	6,534	84
Oppenheimer Holdings Inc. Class A	2,942	82
Duff & Phelps Corp. Class A	5,872	79

* TradeStation Group Inc.	10,894	78
Capital Southwest Corp.	839	77
* FBR Capital Markets Corp.	17,147	70
Calamos Asset Management Inc. Class A	5,902	65
* International Assets Holding Corp.	3,863	63
Westwood Holdings Group Inc.	1,701	63
GAMCO Investors Inc.	1,340	53
NGP Capital Resources Co.	6,423	47
* LaBranche & Co. Inc.	9,711	41
* Penson Worldwide Inc.	5,241	35
		85,238
Commercial Banks (19.8%)
Wells Fargo & Co.	1,433,060	41,114
US Bancorp	557,070	13,347
PNC Financial Services Group Inc.	150,516	9,445
BB&T Corp.	201,121	6,082
SunTrust Banks Inc.	145,385	3,918
Fifth Third Bancorp	231,523	3,007
Regions Financial Corp.	347,156	2,649
KeyCorp	255,697	2,051
Comerica Inc.	50,670	1,931
M&T Bank Corp.	24,183	1,916
Huntington Bancshares Inc.	208,885	1,287
Marshall & Ilsley Corp.	145,547	1,186
Zions Bancorporation	43,737	1,047
Cullen/Frost Bankers Inc.	15,701	862
* First Horizon National Corp.	65,647	817
City National Corp.	13,489	778
Commerce Bancshares Inc.	20,603	766
Bank of Hawaii Corp.	13,923	669
Valley National Bancorp	44,623	645
Associated Banc-Corp	47,943	644
Synovus Financial Corp.	206,296	611
TCF Financial Corp.	36,753	593
FirstMerit Corp.	31,413	586
Fulton Financial Corp.	57,769	575
* Popular Inc.	186,436	565
East West Bancorp Inc.	32,325	550
* SVB Financial Group	11,998	538
Westamerica Bancorporation	8,553	476
Prosperity Bancshares Inc.	12,951	467
* Signature Bank	11,804	447
BancorpSouth Inc.	21,882	424
Webster Financial Corp.	21,679	415
Iberiabank Corp.	7,518	413
Trustmark Corp.	17,662	395
BOK Financial Corp.	7,803	394
Wilmington Trust Corp.	25,687	387
UMB Financial Corp.	9,335	364
Umpqua Holdings Corp.	27,770	349
Whitney Holding Corp.	28,022	332
Glacier Bancorp Inc.	20,513	325
United Bankshares Inc.	12,073	325
Hancock Holding Co.	8,495	325
Susquehanna Bancshares Inc.	36,251	318
First Citizens BancShares Inc. Class A	1,574	315
International Bancshares Corp.	15,935	315

Wintrust Financial Corp.	8,764	312
MB Financial Inc.	14,047	307
Old National Bancorp	25,516	293
First Midwest Bancorp Inc.	20,630	286
FNB Corp.	33,540	275
First Financial Bancorp	16,751	266
National Penn Bancshares Inc.	36,684	256
CVB Financial Corp.	25,009	248
First Financial Bankshares Inc.	4,920	247
Columbia Banking System Inc.	10,922	244
PrivateBancorp Inc. Class A	17,819	236
Cathay General Bancorp	21,033	232
NBT Bancorp Inc.	10,082	221
Community Bank System Inc.	9,637	220
Park National Corp.	3,249	210
* Investors Bancorp Inc.	15,138	207
* Texas Capital Bancshares Inc.	10,069	184
PacWest Bancorp	8,362	174
S&T Bancorp Inc.	7,770	168
Chemical Financial Corp.	6,853	166
Home Bancshares Inc.	6,656	157
Sterling Bancshares Inc.	27,314	146
* Western Alliance Bancorp	18,051	145
City Holding Co.	4,517	145
Independent Bank Corp.	5,886	143
Bank of the Ozarks Inc.	3,974	140
SCBT Financial Corp.	3,724	133
WesBanco Inc.	7,009	132
Boston Private Financial Holdings Inc.	17,983	132
First Commonwealth Financial Corp.	24,840	130
Oriental Financial Group Inc.	9,463	129
* Pinnacle Financial Partners Inc.	9,162	125
* United Community Banks Inc.	26,472	123
* Citizens Republic Bancorp Inc.	101,633	112
Simmons First National Corp. Class A	4,231	112
Sandy Spring Bancorp Inc.	6,860	106
Community Trust Bancorp Inc.	3,835	103
Tompkins Financial Corp.	2,525	101
Danvers Bancorp Inc.	6,146	97
StellarOne Corp.	6,782	93
Lakeland Financial Corp.	4,506	91
Suffolk Bancorp	2,869	90
SY Bancorp Inc.	3,839	90
TowneBank	6,060	88
Renasant Corp.	6,007	86
Cardinal Financial Corp.	8,141	85
First Financial Corp.	2,949	84
Univest Corp. of Pennsylvania	4,318	83
1st Source Corp.	4,282	82
First Busey Corp.	17,485	82
Southwest Bancorp Inc.	5,263	81
Bancfirst Corp.	2,046	81
Union First Market Bankshares Corp.	5,197	81
Southside Bancshares Inc.	3,987	81
Arrow Financial Corp.	3,113	79
Northfield Bancorp Inc.	5,450	79
* Nara Bancorp Inc.	10,256	78
First Community Bancshares Inc.	4,655	75

First Bancorp	4,496	73
Trico Bancshares	3,936	72
Washington Trust Bancorp Inc.	3,919	71
Republic Bancorp Inc. Class A	3,047	71
Sterling Bancorp	7,266	70
Camden National Corp.	2,177	68
Lakeland Bancorp Inc.	6,470	64
CoBiz Financial Inc.	9,284	62
Heartland Financial USA Inc.	3,440	61
Wilshire Bancorp Inc.	5,761	59
Great Southern Bancorp Inc.	2,293	57
First Merchants Corp.	6,100	53
MainSource Financial Group Inc.	5,809	48
Capital City Bank Group Inc.	3,036	46
Citizens & Northern Corp.	3,132	40
Ames National Corp.	1,735	32
First BanCorp	23,744	32
South Financial Group Inc.	64,466	18
* Sun Bancorp Inc.	976	5
		114,719
Consumer Finance (4.2%)
American Express Co.	313,624	12,504
Capital One Financial Corp.	132,581	5,476
Discover Financial Services	158,503	2,132
* SLM Corp.	141,332	1,570
* AmeriCredit Corp.	38,950	842
Cash America International Inc.	8,574	317
* Ezcorp Inc. Class A	12,756	234
Nelnet Inc. Class A	9,004	178
* World Acceptance Corp.	4,839	173
* First Cash Financial Services Inc.	7,489	157
* Credit Acceptance Corp.	3,227	154
* Dollar Financial Corp.	7,149	144
* Cardtronics Inc.	7,429	96
Advance America Cash Advance Centers Inc.	12,623	61
* First Marblehead Corp.	19,322	54
Student Loan Corp.	1,189	35
CompuCredit Holdings Corp.	3,477	16
		24,143
Diversified Financial Services (23.1%)
Bank of America Corp.	2,921,487	45,984
JPMorgan Chase & Co.	1,156,793	45,786
* Citigroup Inc.	6,219,247	24,628
CME Group Inc.	19,405	6,145
NYSE Euronext	75,789	2,173
* IntercontinentalExchange Inc.	18,134	2,106
* CIT Group Inc.	55,058	2,026
* Leucadia National Corp.	56,755	1,244
Moody's Corp.	58,645	1,202
* MSCI Inc. Class A	30,316	899
* NASDAQ OMX Group Inc.	40,011	744
* PHH Corp.	15,896	350
* Portfolio Recovery Associates Inc.	4,928	337
* Pico Holdings Inc.	5,829	194
* Interactive Brokers Group Inc.	10,820	181
Compass Diversified Holdings	10,246	148
MarketAxess Holdings Inc.	8,771	129

* NewStar Financial Inc.	8,737	61
Life Partners Holdings Inc.	2,214	45
* Asset Acceptance Capital Corp.	4,562	27
		134,409
Insurance (20.8%)
* Berkshire Hathaway Inc. Class B	166,913	11,776
MetLife Inc.	238,419	9,654
Prudential Financial Inc.	134,776	7,778
Travelers Cos. Inc.	149,541	7,398
Aflac Inc.	136,617	6,052
ACE Ltd.	97,955	4,815
Chubb Corp.	95,690	4,807
Allstate Corp.	148,396	4,545
Progressive Corp.	185,721	3,638
Marsh & McLennan Cos. Inc.	154,953	3,380
Loews Corp.	98,488	3,202
Hartford Financial Services Group Inc.	120,641	3,025
AON Corp.	69,825	2,756
Principal Financial Group Inc.	93,117	2,532
Lincoln National Corp.	88,117	2,332
Unum Group	96,893	2,238
* Genworth Financial Inc. Class A	142,298	2,218
XL Capital Ltd. Class A	99,767	1,757
Willis Group Holdings PLC	49,227	1,507
PartnerRe Ltd.	19,194	1,400
Everest Re Group Ltd.	17,602	1,279
* American International Group Inc.	35,337	1,250
Torchmark Corp.	24,111	1,242
Cincinnati Financial Corp.	45,071	1,226
Assurant Inc.	33,941	1,178
* Arch Capital Group Ltd.	15,358	1,129
Axis Capital Holdings Ltd.	36,477	1,109
WR Berkley Corp.	40,089	1,093
Reinsurance Group of America Inc. Class A	21,268	999
RenaissanceRe Holdings Ltd.	17,509	947
* Markel Corp.	2,712	937
Old Republic International Corp.	66,624	923
Fidelity National Financial Inc. Class A	63,823	920
First American Corp.	27,041	920
Transatlantic Holdings Inc.	18,732	881
HCC Insurance Holdings Inc.	32,797	822
Assured Guaranty Ltd.	45,639	767
White Mountains Insurance Group Ltd.	2,319	758
Arthur J Gallagher & Co.	29,769	735
Brown & Brown Inc.	35,125	688
Validus Holdings Ltd.	26,134	642
American Financial Group Inc.	22,899	639
Hanover Insurance Group Inc.	13,747	598
StanCorp Financial Group Inc.	13,713	587
Allied World Assurance Co. Holdings Ltd.	12,271	551
Endurance Specialty Holdings Ltd.	14,485	537
Protective Life Corp.	24,878	535
* Alleghany Corp.	1,831	535
* ProAssurance Corp.	8,888	523
Aspen Insurance Holdings Ltd.	20,633	521
Platinum Underwriters Holdings Ltd.	13,295	489
Erie Indemnity Co. Class A	8,840	406

* CNO Financial Group Inc.	69,207	388
Unitrin Inc.	14,544	388
Delphi Financial Group Inc.	13,940	362
* MBIA Inc.	47,695	355
Mercury General Corp.	8,005	346
Montpelier Re Holdings Ltd.	20,629	322
American National Insurance Co.	2,707	282
Argo Group International Holdings Ltd.	9,106	275
Tower Group Inc.	12,454	273
RLI Corp.	4,934	272
Alterra Capital Holdings Ltd.	13,801	258
Selective Insurance Group Inc.	15,630	244
* Greenlight Capital Re Ltd. Class A	8,770	213
Employers Holdings Inc.	12,348	197
Infinity Property & Casualty Corp.	3,836	180
Horace Mann Educators Corp.	11,487	177
Flagstone Reinsurance Holdings SA	14,558	172
* Navigators Group Inc.	4,145	170
* National Financial Partners Corp.	12,126	169
American Equity Investment Life Holding Co.	15,817	149
United Fire & Casualty Co.	6,705	143
Meadowbrook Insurance Group Inc.	15,656	136
* Enstar Group Ltd.	2,155	135
Safety Insurance Group Inc.	3,723	135
* Hilltop Holdings Inc.	12,319	131
National Western Life Insurance Co. Class A	735	123
Harleysville Group Inc.	3,617	118
Maiden Holdings Ltd.	15,730	109
FBL Financial Group Inc. Class A	4,280	105
Amtrust Financial Services Inc.	7,846	103
OneBeacon Insurance Group Ltd. Class A	6,954	101
* Ambac Financial Group Inc.	83,621	100
* Phoenix Cos. Inc.	34,557	97
* AMERISAFE Inc.	5,459	92
American Physicians Capital Inc.	2,931	91
* CNA Surety Corp.	5,317	87
* Citizens Inc.	12,699	87
* eHealth Inc.	6,505	86
State Auto Financial Corp.	4,702	85
* FPIC Insurance Group Inc.	2,925	80
* United America Indemnity Ltd. Class A	8,753	70
SeaBright Holdings Inc.	6,508	67
Presidential Life Corp.	5,987	63
Stewart Information Services Corp.	5,082	54
First Mercury Financial Corp.	4,383	54
Baldwin & Lyons Inc.	2,324	52
Kansas City Life Insurance Co.	1,429	43
National Interstate Corp.	2,025	42
Donegal Group Inc. Class A	2,810	36
EMC Insurance Group Inc.	1,555	35
Universal Insurance Holdings Inc.	5,345	25
* Crawford & Co. Class B	3,793	13
* Crawford & Co. Class A	4,277	12
		121,078
Real Estate Investment Trusts (14.7%)
Simon Property Group Inc.	84,376	7,174
Public Storage	41,898	3,884

Equity Residential	82,069	3,704
Vornado Realty Trust	47,446	3,686
Boston Properties Inc.	40,461	3,103
Annaly Capital Management Inc.	160,941	2,730
HCP Inc.	85,602	2,727
Host Hotels & Resorts Inc.	183,648	2,619
AvalonBay Communities Inc.	23,674	2,321
Ventas Inc.	45,649	2,143
Kimco Realty Corp.	118,035	1,688
Plum Creek Timber Co. Inc.	47,490	1,663
ProLogis	138,246	1,573
Health Care REIT Inc.	36,059	1,553
Macerich Co.	37,448	1,549
SL Green Realty Corp.	22,626	1,409
Federal Realty Investment Trust	17,841	1,315
Digital Realty Trust Inc.	22,636	1,288
AMB Property Corp.	48,292	1,252
Nationwide Health Properties Inc.	34,082	1,210
Rayonier Inc.	23,244	1,043
Liberty Property Trust	32,809	1,011
Realty Income Corp.	30,360	945
UDR Inc.	45,380	923
Essex Property Trust Inc.	8,621	907
Regency Centers Corp.	23,771	874
Camden Property Trust	18,700	853
Alexandria Real Estate Equities Inc.	12,732	835
Chimera Investment Corp.	209,240	824
Hospitality Properties Trust	35,907	808
Duke Realty Corp.	65,278	776
Senior Housing Properties Trust	37,094	773
Mack-Cali Realty Corp.	23,133	763
BRE Properties Inc.	18,268	746
Developers Diversified Realty Corp.	61,986	709
Apartment Investment & Management Co.	34,129	704
Weingarten Realty Investors	33,170	692
Corporate Office Properties Trust	17,003	645
Taubman Centers Inc.	15,750	638
Highwoods Properties Inc.	20,691	610
MFA Financial Inc.	81,830	600
Entertainment Properties Trust	13,537	554
BioMed Realty Trust Inc.	32,478	552
CBL & Associates Properties Inc.	38,185	546
National Retail Properties Inc.	24,033	528
Omega Healthcare Investors Inc.	26,468	526
Washington Real Estate Investment Trust	17,420	512
HRPT Properties Trust	74,037	497
Home Properties Inc.	10,205	496
Douglas Emmett Inc.	31,968	495
Kilroy Realty Corp.	14,885	490
Tanger Factory Outlet Centers	11,724	488
Mid-America Apartment Communities Inc.	8,494	464
LaSalle Hotel Properties	20,015	450
Brandywine Realty Trust	37,447	434
Equity Lifestyle Properties Inc.	8,319	431
DuPont Fabros Technology Inc.	16,657	425
Healthcare Realty Trust Inc.	17,911	411
American Campus Communities Inc.	15,234	408
Potlatch Corp.	11,580	403

DiamondRock Hospitality Co.	44,129	403
Extra Space Storage Inc.	24,161	363
Post Properties Inc.	14,117	354
CapitalSource Inc.	75,129	341
Redwood Trust Inc.	21,421	325
* Sunstone Hotel Investors Inc.	28,697	317
PS Business Parks Inc.	5,688	307
Medical Properties Trust Inc.	31,185	298
DCT Industrial Trust Inc.	61,012	295
Hatteras Financial Corp.	10,625	294
National Health Investors Inc.	7,134	294
Sovran Self Storage Inc.	7,939	286
EastGroup Properties Inc.	7,721	286
Colonial Properties Trust	18,600	280
Franklin Street Properties Corp.	20,834	257
American Capital Agency Corp.	9,183	241
Starwood Property Trust Inc.	12,688	231
Capstead Mortgage Corp.	20,115	230
Anworth Mortgage Asset Corp.	33,521	227
Alexander's Inc.	675	219
Acadia Realty Trust	11,651	208
Equity One Inc.	12,096	208
Cousins Properties Inc.	26,784	207
Pennsylvania Real Estate Investment Trust	14,830	205
* Strategic Hotels & Resorts Inc.	41,660	204
Lexington Realty Trust	32,351	201
U-Store-It Trust	24,126	198
Inland Real Estate Corp.	22,414	187
Investors Real Estate Trust	21,136	185
Hersha Hospitality Trust	37,393	181
Government Properties Income Trust	6,338	169
LTC Properties Inc.	6,516	167
* iStar Financial Inc.	27,383	166
First Potomac Realty Trust	10,462	154
Saul Centers Inc.	3,917	150
Sun Communities Inc.	4,910	145
Glimcher Realty Trust	20,408	142
Getty Realty Corp.	6,284	140
* FelCor Lodging Trust Inc.	18,104	122
Walter Investment Management Corp.	7,485	122
Retail Opportunity Investments Corp.	12,194	118
* Pebblebrook Hotel Trust	5,717	117
Ramco-Gershenson Properties Trust	10,465	113
Cedar Shopping Centers Inc.	16,166	111
Universal Health Realty Income Trust	3,371	110
* First Industrial Realty Trust Inc.	16,257	109
Parkway Properties Inc.	6,347	107
* Ashford Hospitality Trust Inc.	13,246	105
Education Realty Trust Inc.	16,215	103
Kite Realty Group Trust	18,428	90
Urstadt Biddle Properties Inc. Class A	5,138	86
* Pennymac Mortgage Investment Trust	4,921	83
Colony Financial Inc.	4,352	79
CapLease Inc.	15,187	78
NorthStar Realty Finance Corp.	21,157	67
Winthrop Realty Trust	5,098	65
Cypress Sharpridge Investments Inc.	4,929	65
CreXus Investment Corp.	4,059	53

* RAIT Financial Trust	20,698	52
		85,400
Real Estate Management & Development (0.6%)
* CB Richard Ellis Group Inc. Class A	72,579	1,149
Jones Lang LaSalle Inc.	12,131	905
* St. Joe Co.	26,987	746
* Forest City Enterprises Inc. Class A	35,024	465
* Forestar Group Inc.	10,066	185
* Altisource Portfolio Solutions SA	5,003	134
* Tejon Ranch Co.	3,894	95
* Avatar Holdings Inc.	2,358	49
Consolidated-Tomoka Land Co.	1,635	49
* Tejon Ranch Co. Rights Exp. 06/14/2010	4,358	1
		3,778
Thrifts & Mortgage Finance (2.1%)
New York Community Bancorp Inc.	119,798	1,923
Hudson City Bancorp Inc.	138,268	1,744
People's United Financial Inc.	109,268	1,526
First Niagara Financial Group Inc.	60,942	805
Washington Federal Inc.	32,741	566
* MGIC Investment Corp.	50,014	468
Radian Group Inc.	38,634	397
Astoria Financial Corp.	25,767	383
Northwest Bancshares Inc.	32,334	376
TFS Financial Corp.	27,044	358
NewAlliance Bancshares Inc.	27,690	326
* Federal National Mortgage Assn.	324,528	318
* Ocwen Financial Corp.	21,787	265
* Federal Home Loan Mortgage Corp.	189,210	235
* PMI Group Inc.	44,934	211
Capitol Federal Financial	6,510	208
Provident Financial Services Inc.	15,610	193
Brookline Bancorp Inc.	17,324	173
Trustco Bank Corp.	22,711	141
Flushing Financial Corp.	8,709	118
Dime Community Bancshares	8,574	109
* Beneficial Mutual Bancorp Inc.	9,697	100
Provident New York Bancorp	10,096	92
Bank Mutual Corp.	12,993	83
Berkshire Hills Bancorp Inc.	4,170	76
Westfield Financial Inc.	8,093	69
* Flagstar Bancorp Inc.	13,312	68
Territorial Bancorp Inc.	3,410	67
First Financial Holdings Inc.	4,734	66
WSFS Financial Corp.	1,620	65
Home Federal Bancorp Inc.	4,252	65
United Financial Bancorp Inc.	4,364	59
ViewPoint Financial Group	3,284	52
BankFinancial Corp.	5,493	47
Abington Bancorp Inc.	5,111	45
ESSA Bancorp Inc.	3,337	42
* Meridian Interstate Bancorp Inc.	3,028	35
Rockville Financial Inc.	2,680	32
Roma Financial Corp.	2,276	26
First Financial Northwest Inc.	5,128	25
Oritani Financial Corp.	1,339	20
NASB Financial Inc.	943	16

Kearny Financial Corp.		1,698	15
* Doral Financial Corp.		3,621	12
Clifton Savings Bancorp Inc.		1,311	12
			12,032
Total Common Stocks (Cost $794,398)			580,797
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund (Cost $170)	0.246%	169,794	170
Total Investments (100.1%) (Cost $794,568)			580,967
Other Assets and Liabilities-Net (-0.1%)			(338)
Net Assets (100%)			580,629

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $794,568,000. Net unrealized depreciation of investment securities for tax purposes was $213,601,000, consisting of unrealized gains of $4,351,000 on securities that had risen in value since their purchase and $217,952,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (14.1%)
*	Amgen Inc.	441,199	22,845
*	Gilead Sciences Inc.	399,058	14,334
*	Celgene Corp.	203,738	10,749
*	Genzyme Corp.	117,617	5,722
*	Biogen Idec Inc.	119,589	5,672
*	Vertex Pharmaceuticals Inc.	88,916	3,076
*	Dendreon Corp.	59,421	2,579
*	Human Genome Sciences Inc.	82,961	2,054
*	Alexion Pharmaceuticals Inc.	39,555	1,979
*	Cephalon Inc.	33,271	1,958
*	OSI Pharmaceuticals Inc.	25,711	1,475
*	United Therapeutics Corp.	23,046	1,180
*	Amylin Pharmaceuticals Inc.	63,474	1,049
*	BioMarin Pharmaceutical Inc.	44,610	871
*	Myriad Genetics Inc.	42,522	776
*	Regeneron Pharmaceuticals Inc.	26,294	751
*	Incyte Corp. Ltd.	52,564	678
*	Onyx Pharmaceuticals Inc.	27,506	613
*	Acorda Therapeutics Inc.	16,847	579
*	Cubist Pharmaceuticals Inc.	25,648	551
*	Seattle Genetics Inc.	37,783	500
*	Alkermes Inc.	41,775	474
*	Cepheid Inc.	25,949	464
*	Talecris Biotherapeutics Holdings Corp.	27,220	451
*	Pharmasset Inc.	14,117	416
*	Isis Pharmaceuticals Inc.	41,685	384
*	Theravance Inc.	30,162	383
*	Savient Pharmaceuticals Inc.	29,733	358
	PDL BioPharma Inc.	53,458	287
*	Martek Biosciences Corp.	14,862	276
*	Immunogen Inc.	29,706	263
*	Celera Corp.	36,592	259
*	Alnylam Pharmaceuticals Inc.	15,849	250
*	Allos Therapeutics Inc.	34,799	249
*	Exelixis Inc.	47,907	248
*	Halozyme Therapeutics Inc.	32,883	241
*	Geron Corp.	43,304	229
*	Momenta Pharmaceuticals Inc.	16,883	224
*	Enzon Pharmaceuticals Inc.	20,399	218
*	Targacept Inc.	8,631	199
*	InterMune Inc.	21,655	196
*	Affymax Inc.	8,284	182
*	NPS Pharmaceuticals Inc.	25,779	170
*,^ MannKind Corp.		30,352	169
*	Medivation Inc.	14,207	167
*	Micromet Inc.	26,600	162
*	Metabolix Inc.	10,957	159
*	Abraxis Bioscience Inc.	3,527	157
*	Rigel Pharmaceuticals Inc.	23,221	151

* Emergent Biosolutions Inc.	8,871	140
* Lexicon Pharmaceuticals Inc.	93,647	138
* Arena Pharmaceuticals Inc.	41,377	127
* Nabi Biopharmaceuticals	22,750	124
* Clinical Data Inc.	7,137	118
* Arqule Inc.	19,041	116
* Protalix BioTherapeutics Inc.	19,068	116
* Zymogenetics Inc.	24,067	112
* SIGA Technologies Inc.	15,430	107
* Dyax Corp.	40,514	107
* Genomic Health Inc.	6,354	95
* Cell Therapeutics Inc.	256,708	92
* Opko Health Inc.	45,050	89
* Orexigen Therapeutics Inc.	15,674	85
* Sangamo Biosciences Inc.	18,019	82
* Maxygen Inc.	12,232	76
* Ligand Pharmaceuticals Inc. Class B	47,046	73
* Progenics Pharmaceuticals Inc.	14,137	72
* Idenix Pharmaceuticals Inc.	16,391	64
* China Biologic Products Inc.	4,163	54
* Biotime Inc.	8,085	53
* Biospecifics Technologies Corp.	1,878	46
* Osiris Therapeutics Inc.	7,239	44
* Myriad Pharmaceuticals Inc.	484	2
		89,509
Health Care Equipment & Supplies (18.7%)
Medtronic Inc.	489,873	19,193
Baxter International Inc.	267,307	11,288
Covidien PLC	221,807	9,402
Becton Dickinson and Co.	104,524	7,453
Stryker Corp.	132,236	7,013
* St. Jude Medical Inc.	148,170	5,533
* Intuitive Surgical Inc.	17,059	5,506
* Zimmer Holdings Inc.	90,009	5,034
* Boston Scientific Corp.	669,030	4,048
* Hospira Inc.	72,560	3,777
CR Bard Inc.	42,461	3,438
* Varian Medical Systems Inc.	55,104	2,760
* Edwards Lifesciences Corp.	50,090	2,531
* CareFusion Corp.	83,302	2,118
* ResMed Inc.	33,203	2,088
DENTSPLY International Inc.	61,881	2,007
Beckman Coulter Inc.	31,034	1,783
* Hologic Inc.	114,179	1,701
* IDEXX Laboratories Inc.	25,882	1,637
* Inverness Medical Innovations Inc.	34,939	1,216
* Kinetic Concepts Inc.	28,321	1,173
* Thoratec Corp.	23,967	1,051
Teleflex Inc.	17,537	983
* Gen-Probe Inc.	22,020	968
STERIS Corp.	25,983	827
Hill-Rom Holdings Inc.	27,932	779
* American Medical Systems Holdings Inc.	32,879	742
Cooper Cos. Inc.	20,066	740
* NuVasive Inc.	17,275	678
* Sirona Dental Systems Inc.	18,262	646
* ev3 Inc.	32,486	615

* Immucor Inc.	30,974	608
* Haemonetics Corp.	11,272	608
West Pharmaceutical Services Inc.	14,564	573
Masimo Corp.	23,186	513
* Volcano Corp.	19,505	433
* Integra LifeSciences Holdings Corp.	9,521	375
* Align Technology Inc.	24,996	373
Invacare Corp.	13,208	316
Meridian Bioscience Inc.	18,047	315
* Wright Medical Group Inc.	17,214	283
* Zoll Medical Corp.	9,393	273
* Conmed Corp.	12,984	252
Analogic Corp.	5,732	248
* Neogen Corp.	9,522	245
* Conceptus Inc.	13,730	229
* Orthofix International NV	7,182	229
* DexCom Inc.	21,088	222
* Abaxis Inc.	9,820	221
* Greatbatch Inc.	10,412	220
* Cyberonics Inc.	12,417	218
* Insulet Corp.	14,687	214
* Natus Medical Inc.	12,732	211
* SonoSite Inc.	6,530	190
* ICU Medical Inc.	5,932	189
* Merit Medical Systems Inc.	11,914	182
* Symmetry Medical Inc.	15,996	174
* NxStage Medical Inc.	11,431	160
* Angiodynamics Inc.	10,373	153
* Quidel Corp.	12,088	141
* ABIOMED Inc.	14,214	139
* Accuray Inc.	20,476	125
* SurModics Inc.	6,625	113
* MAKO Surgical Corp.	8,272	109
Cantel Medical Corp.	6,324	108
* Kensey Nash Corp.	4,382	101
* Somanetics Corp.	5,313	96
* Orthovita Inc.	30,736	95
* AGA Medical Holdings Inc.	6,658	94
* OraSure Technologies Inc.	20,434	92
Atrion Corp.	657	90
* RTI Biologics Inc.	24,312	87
* IRIS International Inc.	8,002	83
* ATS Medical Inc.	20,840	83
* Palomar Medical Technologies Inc.	7,629	82
* Synovis Life Technologies Inc.	5,071	74
* MELA Sciences Inc.	8,879	67
* Stereotaxis Inc.	17,904	67
* Exactech Inc.	3,775	65
* CryoLife Inc.	12,020	62
* TomoTherapy Inc.	17,276	54
* Cynosure Inc. Class A	4,271	48
		119,030
Health Care Providers & Services (19.4%)
UnitedHealth Group Inc.	513,320	14,922
* Medco Health Solutions Inc.	205,820	11,865
* Express Scripts Inc.	116,059	11,676
* WellPoint Inc.	196,845	10,098

McKesson Corp.	119,384	8,357
Aetna Inc.	191,162	5,574
Cardinal Health Inc.	160,326	5,530
CIGNA Corp.	121,826	4,077
AmerisourceBergen Corp. Class A	124,976	3,909
Quest Diagnostics Inc.	67,447	3,558
* Laboratory Corp. of America Holdings	46,498	3,516
* Humana Inc.	75,571	3,480
* DaVita Inc.	45,745	2,902
* Henry Schein Inc.	40,234	2,270
Universal Health Services Inc. Class B	39,679	1,682
* Community Health Systems Inc.	41,115	1,603
* Lincare Holdings Inc.	29,005	1,358
* Coventry Health Care Inc.	65,511	1,356
Omnicare Inc.	53,414	1,341
* Tenet Healthcare Corp.	213,029	1,219
Patterson Cos. Inc.	40,553	1,205
* Mednax Inc.	20,870	1,180
* Health Net Inc.	44,318	1,092
* Health Management Associates Inc. Class A	110,000	1,023
* VCA Antech Inc.	35,989	938
* LifePoint Hospitals Inc.	24,316	863
Owens & Minor Inc.	27,753	829
* Healthsouth Corp.	41,234	819
* AMERIGROUP Corp.	22,682	815
* Psychiatric Solutions Inc.	23,622	765
* Emergency Medical Services Corp. Class A	13,169	705
* Brookdale Senior Living Inc.	37,084	652
* HMS Holdings Corp.	11,670	633
* Catalyst Health Solutions Inc.	16,537	633
* Magellan Health Services Inc.	15,508	631
* Amedisys Inc.	12,626	628
* PSS World Medical Inc.	26,527	608
Chemed Corp.	10,030	571
* Centene Corp.	22,760	519
* WellCare Health Plans Inc.	18,713	510
* Odyssey HealthCare Inc.	14,779	393
* Healthspring Inc.	21,833	379
* Gentiva Health Services Inc.	12,429	343
* inVentiv Health Inc.	13,442	336
* RehabCare Group Inc.	10,638	309
* Kindred Healthcare Inc.	17,471	271
* Amsurg Corp. Class A	13,682	271
* MWI Veterinary Supply Inc.	5,183	254
* Bio-Reference Labs Inc.	11,070	253
Landauer Inc.	4,114	251
* LHC Group Inc.	7,424	229
* PharMerica Corp.	13,704	225
* Universal American Corp.	15,351	224
* Healthways Inc.	15,167	215
* Emeritus Corp.	10,530	214
* IPC The Hospitalist Co. Inc.	7,221	211
* Genoptix Inc.	7,633	203
* Hanger Orthopedic Group Inc.	11,865	202
* Select Medical Holdings Corp.	24,800	201
* Emdeon Inc. Class A	14,131	191
* Sun Healthcare Group Inc.	19,553	178
* Triple-S Management Corp. Class B	9,091	166

* Air Methods Corp.	4,899	161
* Molina Healthcare Inc.	5,709	157
* Assisted Living Concepts Inc. Class A	4,301	143
* Almost Family Inc.	3,648	133
* Corvel Corp.	3,574	127
* Res-Care Inc.	11,248	127
* AMN Healthcare Services Inc.	14,577	121
National Healthcare Corp.	3,403	119
* Cross Country Healthcare Inc.	12,435	106
Ensign Group Inc.	4,975	91
* Sunrise Senior Living Inc.	20,719	88
* CardioNet Inc.	10,141	78
* Skilled Healthcare Group Inc.	9,072	75
* Medcath Corp.	7,647	70
* Clarient Inc.	21,911	66
* Alliance HealthCare Services Inc.	11,888	66
		123,159
Health Care Technology (0.9%)
* Cerner Corp.	30,765	2,575
* Allscripts-Misys Healthcare Solutions Inc.	28,886	543
Quality Systems Inc.	8,895	525
* Eclipsys Corp.	25,181	482
* MedAssets Inc.	18,926	430
* athenahealth Inc.	14,261	353
* Phase Forward Inc.	19,302	325
Computer Programs & Systems Inc.	4,388	189
* Omnicell Inc.	14,359	188
* Medidata Solutions Inc.	7,106	100
* Vital Images Inc.	6,029	83
		5,793
Life Sciences Tools & Services (5.1%)
* Thermo Fisher Scientific Inc.	181,589	9,453
* Life Technologies Corp.	80,125	4,011
* Waters Corp.	41,430	2,835
* Millipore Corp.	24,824	2,637
* Illumina Inc.	53,247	2,238
* Mettler-Toledo International Inc.	14,939	1,711
* Covance Inc.	28,348	1,496
Pharmaceutical Product Development Inc.	49,928	1,340
PerkinElmer Inc.	51,683	1,173
* Charles River Laboratories International Inc.	29,141	977
Techne Corp.	15,593	944
* Bio-Rad Laboratories Inc. Class A	8,408	787
* Dionex Corp.	7,853	618
* Parexel International Corp.	25,713	574
* Bruker Corp.	29,309	373
* Luminex Corp.	17,686	303
* AMAG Pharmaceuticals Inc.	9,377	299
* Affymetrix Inc.	31,888	209
* eResearchTechnology Inc.	21,503	171
* Sequenom Inc.	25,904	159
* Kendle International Inc.	6,220	88
* Enzo Biochem Inc.	15,264	81
* Albany Molecular Research Inc.	9,836	63
		32,540
Pharmaceuticals (41.8%)
Johnson & Johnson	1,223,416	71,325

	Pfizer Inc.		3,578,301	54,498
	Merck & Co. Inc.		1,354,386	45,629
	Abbott Laboratories		688,505	32,745
	Bristol-Myers Squibb Co.		760,028	17,640
	Eli Lilly & Co.		460,225	15,091
	Allergan Inc.		134,730	8,109
*	Forest Laboratories Inc.		134,075	3,470
*	Mylan Inc.		136,025	2,644
	Perrigo Co.		36,350	2,160
*	Watson Pharmaceuticals Inc.		46,500	2,053
*	Valeant Pharmaceuticals International		34,680	1,612
*	Warner Chilcott PLC Class A		50,055	1,157
*	Endo Pharmaceuticals Holdings Inc.		51,864	1,086
*	King Pharmaceuticals Inc.		109,930	953
*	Salix Pharmaceuticals Ltd.		24,708	888
	Medicis Pharmaceutical Corp. Class A		26,341	611
*	Auxilium Pharmaceuticals Inc.		20,840	600
*	Nektar Therapeutics		41,267	505
*	Impax Laboratories Inc.		23,443	494
*	Vivus Inc.		35,767	453
*	Par Pharmaceutical Cos. Inc.		15,482	430
*	Viropharma Inc.		34,277	417
*	Questcor Pharmaceuticals Inc.		27,089	257
*	Ardea Biosciences Inc.		8,399	210
*	Medicines Co.		23,737	199
*	Inspire Pharmaceuticals Inc.		29,640	168
*	XenoPort Inc.		12,239	122
*	Pain Therapeutics Inc.		15,969	93
*	Cadence Pharmaceuticals Inc.		11,251	89
*	MAP Pharmaceuticals Inc.		5,970	89
*	Durect Corp.		34,871	89
*	Obagi Medical Products Inc.		6,852	87
*	Pozen Inc.		10,617	82
*	Akorn Inc.		27,115	78
*	Cypress Bioscience Inc.		17,094	70
*	Caraco Pharmaceutical Laboratories Ltd.		5,066	27
*	Sucampo Pharmaceuticals Inc. Class A		3,686	14
				266,244
Total Common Stocks (Cost $723,028)				636,275
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $32)		0.246%	31,801	32
Total Investments (100.0%) (Cost $723,060)				636,307
Other Assets and Liabilities-Net (0.0%)[1]				(52)
Net Assets (100%)				636,255

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,000.
1 Includes $32,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Health Care Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $723,060,000. Net unrealized depreciation of investment securities for tax purposes was $86,753,000, consisting of unrealized gains of $39,402,000 on securities that had risen in value since their purchase and $126,155,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Auto Components (0.1%)
* ArvinMeritor Inc.	20,956	305

Media (0.0%)
Courier Corp.	2,501	39

Aerospace & Defense (21.8%)
United Technologies Corp.	214,375	14,445
Boeing Co.	164,003	10,526
Honeywell International Inc.	174,846	7,478
Lockheed Martin Corp.	76,820	6,139
General Dynamics Corp.	78,927	5,359
Raytheon Co.	91,259	4,783
Northrop Grumman Corp.	69,248	4,189
Precision Castparts Corp.	34,110	3,981
L-3 Communications Holdings Inc.	27,825	2,299
Rockwell Collins Inc.	37,848	2,208
Goodrich Corp.	30,120	2,090
ITT Corp.	41,787	2,017
* BE Aerospace Inc.	23,367	634
TransDigm Group Inc.	11,218	592
* Alliant Techsystems Inc.	7,945	546
* Spirit Aerosystems Holdings Inc. Class A	25,349	494
* Esterline Technologies Corp.	7,180	385
* Hexcel Corp.	23,328	373
Curtiss-Wright Corp.	11,038	366
* Teledyne Technologies Inc.	8,667	341
* Moog Inc. Class A	9,421	311
Triumph Group Inc.	4,014	279
* Orbital Sciences Corp.	13,756	218
* AAR Corp.	9,375	185
* DigitalGlobe Inc.	6,553	183
American Science & Engineering Inc.	2,159	151
* DynCorp International Inc. Class A	8,788	150
* GeoEye Inc.	4,613	147
Cubic Corp.	3,857	140
* Stanley Inc.	3,765	139
HEICO Corp. Class A	4,248	127
* Ceradyne Inc.	5,872	127
* Ladish Co. Inc.	3,633	92
* Aerovironment Inc.	3,620	91
* Argon ST Inc.	3,393	82
HEICO Corp.	2,039	81
* Taser International Inc.	14,141	63
* GenCorp Inc.	12,024	62
Applied Signal Technology Inc.	3,049	54
Ducommun Inc.	2,371	47
		71,974

Air Freight & Logistics (6.8%)
	United Parcel Service Inc. Class B	171,861	10,786
	FedEx Corp.	71,561	5,975
	CH Robinson Worldwide Inc.	40,138	2,332
	Expeditors International of Washington Inc.	51,072	1,950
	UTi Worldwide Inc.	24,164	349
*	Atlas Air Worldwide Holdings Inc.	6,183	323
*	HUB Group Inc. Class A	9,011	276
	Forward Air Corp.	6,969	191
*	Pacer International Inc.	8,435	69
			22,251
Airlines (2.7%)
*	Delta Air Lines Inc.	189,010	2,567
	Southwest Airlines Co.	178,932	2,226
*	UAL Corp.	40,307	806
*	Continental Airlines Inc. Class B	33,474	706
*	AMR Corp.	80,132	615
*	Alaska Air Group Inc.	8,578	401
*	JetBlue Airways Corp.	59,642	370
*	US Airways Group Inc.	38,797	343
	Skywest Inc.	13,511	198
	Allegiant Travel Co. Class A	3,344	185
*	AirTran Holdings Inc.	30,971	175
*	Hawaiian Holdings Inc.	12,396	88
*	Republic Airways Holdings Inc.	8,120	47
			8,727
Building Products (1.4%)
	Masco Corp.	86,564	1,156
*	Owens Corning	27,658	922
	Lennox International Inc.	11,505	515
*	USG Corp.	16,762	294
	AO Smith Corp.	6,054	282
	Simpson Manufacturing Co. Inc.	9,511	278
*	Armstrong World Industries Inc.	4,829	181
	Quanex Building Products Corp.	9,057	180
*	Griffon Corp.	13,618	165
	Universal Forest Products Inc.	4,183	155
	Ameron International Corp.	2,106	136
	Apogee Enterprises Inc.	6,710	92
*	Gibraltar Industries Inc.	6,546	86
	AAON Inc.	3,127	77
*	Trex Co. Inc.	3,148	72
	American Woodmark Corp.	2,254	55
			4,646
Commercial Services & Supplies (6.3%)
	Waste Management Inc.	110,928	3,606
	Republic Services Inc. Class A	91,678	2,670
*	Stericycle Inc.	19,382	1,136
	Pitney Bowes Inc.	49,896	1,130
	Iron Mountain Inc.	44,076	1,081
	RR Donnelley & Sons Co.	49,491	948
	Cintas Corp.	33,091	860
	Avery Dennison Corp.	24,257	829
*	Waste Connections Inc.	17,976	633
*	Copart Inc.	17,229	618
*	Corrections Corp. of America	27,923	556
*	Covanta Holding Corp.	31,676	489

* Clean Harbors Inc.	5,691	361
* United Stationers Inc.	5,775	337
* Tetra Tech Inc.	14,842	336
HNI Corp.	10,847	333
Deluxe Corp.	12,352	265
* Geo Group Inc.	12,447	263
Brink's Co.	11,515	261
Herman Miller Inc.	12,781	246
ABM Industries Inc.	10,637	228
Rollins Inc.	10,733	228
Mine Safety Appliances Co.	8,244	226
Healthcare Services Group Inc.	9,276	187
Knoll Inc.	11,307	167
* SYKES Enterprises Inc.	9,664	167
Steelcase Inc. Class A	17,904	150
* Mobile Mini Inc.	8,730	140
Interface Inc. Class A	11,530	136
McGrath Rentcorp	5,425	127
* Consolidated Graphics Inc.	2,552	117
Viad Corp.	4,946	115
* EnerNOC Inc.	4,037	113
EnergySolutions Inc.	18,061	113
Ennis Inc.	6,218	109
G&K Services Inc. Class A	4,454	108
Bowne & Co. Inc.	9,600	106
* Cenveo Inc.	13,576	100
* Cornell Cos. Inc.	3,427	93
* ACCO Brands Corp.	13,123	93
* ATC Technology Corp.	4,859	91
* KAR Auction Services Inc.	6,471	90
* M&F Worldwide Corp.	2,786	87
* American Reprographics Co.	8,703	83
* Waste Services Inc.	7,225	81
* Team Inc.	4,305	65
Schawk Inc. Class A	3,600	61
US Ecology Inc.	4,194	59
* Standard Parking Corp.	3,358	52
* Metalico Inc.	9,492	47
* Innerworkings Inc.	6,495	45
Kimball International Inc. Class B	6,241	44
* APAC Customer Services Inc.	6,520	42
* RINO International Corp.	2,064	27
* Fuel Tech Inc.	3,967	24
Standard Register Co.	2,635	10
		20,689
Construction & Engineering (3.0%)
Fluor Corp.	43,047	2,020
* Jacobs Engineering Group Inc.	29,964	1,251
* Quanta Services Inc.	50,310	1,043
* URS Corp.	20,184	900
KBR Inc.	38,653	850
* Foster Wheeler AG	30,662	736
* Shaw Group Inc.	20,153	687
* Aecom Technology Corp.	21,940	557
* EMCOR Group Inc.	15,953	398
Granite Construction Inc.	8,390	249
* Insituform Technologies Inc. Class A	9,416	193

* Tutor Perini Corp.	6,422	143
* MasTec Inc.	10,928	127
* Layne Christensen Co.	4,680	117
Comfort Systems USA Inc.	9,217	102
* Orion Marine Group Inc.	6,480	98
* Dycom Industries Inc.	9,371	93
* MYR Group Inc.	4,764	79
Great Lakes Dredge & Dock Corp.	13,380	78
* Michael Baker Corp.	1,921	70
* Sterling Construction Co. Inc.	3,620	59
* Northwest Pipe Co.	2,220	46
* Pike Electric Corp.	4,386	43
* Furmanite Corp.	8,466	41
* Argan Inc.	1,798	19
		9,999
Electrical Equipment (6.9%)
Emerson Electric Co.	181,134	8,412
Cooper Industries PLC	40,249	1,891
Rockwell Automation Inc.	34,348	1,835
* First Solar Inc.	13,342	1,499
Roper Industries Inc.	22,534	1,307
AMETEK Inc.	25,954	1,054
Hubbell Inc. Class B	12,653	540
Regal-Beloit Corp.	8,875	535
* Thomas & Betts Corp.	12,656	485
* GrafTech International Ltd.	29,050	483
Acuity Brands Inc.	10,460	430
Woodward Governor Co.	13,985	401
* General Cable Corp.	12,536	391
Baldor Electric Co.	10,672	384
Brady Corp. Class A	11,774	342
* American Superconductor Corp.	10,240	314
Belden Inc.	11,249	291
* EnerSys	11,055	249
* II-VI Inc.	6,284	211
* SunPower Corp. Class A	13,283	176
* A123 Systems Inc.	15,274	139
Franklin Electric Co. Inc.	4,724	138
* Sensata Technologies Holding NV	8,234	137
* Polypore International Inc.	5,867	120
* SunPower Corp. Class B	10,110	117
AZZ Inc.	2,987	110
* Harbin Electric Inc.	4,857	96
Encore Wire Corp.	4,426	87
* GT Solar International Inc.	15,585	85
* Capstone Turbine Corp.	56,579	65
* Energy Conversion Devices Inc.	11,160	62
* Vicor Corp.	5,034	61
* Fushi Copperweld Inc.	6,056	60
* Powell Industries Inc.	1,992	59
* Evergreen Solar Inc.	46,806	45
* Ener1 Inc.	11,795	41
* FuelCell Energy Inc.	18,269	39
* Lihua International Inc.	3,782	34
* Broadwind Energy Inc.	12,816	28
Preformed Line Products Co.	605	19
* Valence Technology Inc.	14,442	14

* Plug Power Inc.	113	—
		22,786
Industrial Conglomerates (19.1%)
General Electric Co.	2,568,515	41,995
3M Co.	162,767	12,909
Tyco International Ltd.	123,853	4,482
Textron Inc.	65,642	1,357
* McDermott International Inc.	55,361	1,228
Carlisle Cos. Inc.	14,473	563
Otter Tail Corp.	8,620	171
Raven Industries Inc.	3,901	138
Seaboard Corp.	90	128
Tredegar Corp.	6,128	101
Standex International Corp.	3,000	78
		63,150
Machinery (19.5%)
Caterpillar Inc.	150,388	9,138
Deere & Co.	101,738	5,868
Danaher Corp.	66,191	5,254
Illinois Tool Works Inc.	102,806	4,773
PACCAR Inc.	78,875	3,234
Cummins Inc.	46,032	3,129
Ingersoll-Rand PLC	77,295	2,884
Eaton Corp.	38,055	2,662
Parker Hannifin Corp.	38,709	2,379
Dover Corp.	45,072	2,023
Flowserve Corp.	13,402	1,275
Joy Global Inc.	24,739	1,262
Bucyrus International Inc. Class A	18,495	991
Pall Corp.	28,228	961
* Navistar International Corp.	15,349	832
Pentair Inc.	23,730	815
* Oshkosh Corp.	21,565	766
Donaldson Co. Inc.	17,652	762
SPX Corp.	11,988	709
* AGCO Corp.	22,276	641
Snap-On Inc.	13,917	615
IDEX Corp.	19,476	595
Lincoln Electric Holdings Inc.	10,259	572
Gardner Denver Inc.	12,560	572
Timken Co.	19,850	572
* Terex Corp.	26,077	567
Kennametal Inc.	19,634	554
Harsco Corp.	19,384	527
Wabtec Corp.	11,454	497
Nordson Corp.	7,342	489
* WABCO Holdings Inc.	15,442	469
Graco Inc.	14,464	458
CLARCOR Inc.	12,165	441
Toro Co.	8,190	438
Trinity Industries Inc.	19,099	417
Valmont Industries Inc.	5,058	401
Crane Co.	11,973	390
Manitowoc Co. Inc.	31,498	376
Actuant Corp. Class A	16,333	330
Kaydon Corp.	8,049	302
Briggs & Stratton Corp.	12,059	249

	Mueller Industries Inc.	9,104	241
*	Middleby Corp.	4,240	239
	Watts Water Technologies Inc. Class A	7,106	230
	Barnes Group Inc.	11,266	211
	ESCO Technologies Inc.	6,325	166
	Mueller Water Products Inc. Class A	36,979	160
*	EnPro Industries Inc.	4,850	153
	Robbins & Myers Inc.	6,715	148
*	RBC Bearings Inc.	5,223	146
*	Astec Industries Inc.	4,609	138
	Tennant Co.	4,042	135
	Badger Meter Inc.	3,406	135
*	Chart Industries Inc.	6,846	126
	Albany International Corp.	6,630	125
	CIRCOR International Inc.	4,083	121
	John Bean Technologies Corp.	6,635	114
*	Blount International Inc.	9,749	104
	Lindsay Corp.	3,001	103
	Gorman-Rupp Co.	3,613	102
	NACCO Industries Inc. Class A	1,207	102
	Federal Signal Corp.	14,607	100
	Titan International Inc.	8,046	85
	Sun Hydraulics Corp.	3,046	79
	FreightCar America Inc.	2,864	77
*	Force Protection Inc.	16,816	75
	Cascade Corp.	2,226	74
*	Columbus McKinnon Corp.	4,411	72
*	LB Foster Co. Class A	2,443	69
*	Colfax Corp.	5,720	68
*	Greenbrier Cos. Inc.	4,711	67
*	3D Systems Corp.	4,661	64
*	Kadant Inc.	2,954	58
	Dynamic Materials Corp.	3,153	50
	Ampco-Pittsburgh Corp.	2,108	49
*	Tecumseh Products Co. Class A	3,221	42
*	Sauer-Danfoss Inc.	2,891	41
	American Railcar Industries Inc.	2,315	33
*	SmartHeat Inc.	4,770	30
*	Energy Recovery Inc.	7,570	27
^,* China Fire & Security Group Inc.		2,002	25
*	Duoyuan Printing Inc.	1,838	16
*	Tecumseh Products Co. Class B	810	10
			64,399
Marine (0.3%)
*	Kirby Corp.	12,372	488
	Alexander & Baldwin Inc.	9,894	319
*	Genco Shipping & Trading Ltd.	6,864	131
*	Eagle Bulk Shipping Inc.	14,910	71
*	American Commercial Lines Inc.	2,330	47
	Horizon Lines Inc. Class A	6,883	28
*	TBS International PLC Class A	3,373	25
			1,109
Professional Services (2.5%)
	Manpower Inc.	20,375	931
	Equifax Inc.	30,393	919
	Dun & Bradstreet Corp.	12,266	895
	Robert Half International Inc.	33,957	859

* Verisk Analytics Inc. Class A	24,251	734
Towers Watson & Co. Class A	11,286	519
* IHS Inc. Class A	9,913	513
* FTI Consulting Inc.	11,179	478
Corporate Executive Board Co.	8,234	267
* CoStar Group Inc.	4,723	193
* Resources Connection Inc.	11,159	180
* Korn/Ferry International	10,982	153
* Navigant Consulting Inc.	12,028	146
* TrueBlue Inc.	10,528	140
* Advisory Board Co.	3,734	139
Administaff Inc.	5,626	136
* Huron Consulting Group Inc.	4,953	116
* Kforce Inc.	7,910	107
* School Specialty Inc.	4,526	97
Heidrick & Struggles International Inc.	4,093	95
* SFN Group Inc.	12,301	94
* Kelly Services Inc. Class A	6,444	94
* ICF International Inc.	4,069	91
* Exponent Inc.	3,313	91
* Dolan Co.	6,930	85
* CBIZ Inc.	11,212	74
* CRA International Inc.	2,638	59
CDI Corp.	3,260	52
* Volt Information Sciences Inc.	3,557	36
* Mistras Group Inc.	2,887	34
* Hill International Inc.	6,173	29
		8,356
Road & Rail (7.6%)
Union Pacific Corp.	121,637	8,689
Norfolk Southern Corp.	88,988	5,024
CSX Corp.	93,895	4,906
* Kansas City Southern	24,468	934
JB Hunt Transport Services Inc.	22,960	793
* Hertz Global Holdings Inc.	54,294	617
Ryder System Inc.	12,847	577
Landstar System Inc.	12,085	507
Con-way Inc.	12,965	441
* Genesee & Wyoming Inc. Class A	9,305	335
Knight Transportation Inc.	15,044	299
* Avis Budget Group Inc.	24,597	291
* Dollar Thrifty Automotive Group Inc.	5,994	280
Werner Enterprises Inc.	11,295	255
* Old Dominion Freight Line Inc.	6,728	240
Heartland Express Inc.	13,087	203
Arkansas Best Corp.	5,779	135
* Amerco Inc.	1,663	91
* Marten Transport Ltd.	3,945	88
* YRC Worldwide Inc.	215,302	76
* Celadon Group Inc.	5,060	69
* RailAmerica Inc.	5,882	66
* Saia Inc.	3,817	57
* Patriot Transportation Holding Inc.	400	34
* Universal Truckload Services Inc.	1,509	26
		25,033
Trading Companies & Distributors (1.9%)
Fastenal Co.	31,953	1,612

	WW Grainger Inc.		14,826	1,509
	MSC Industrial Direct Co. Class A		10,773	557
*	WESCO International Inc.		10,200	381
	Watsco Inc.		6,060	355
	GATX Corp.		11,119	321
	Applied Industrial Technologies Inc.		9,186	253
*	Beacon Roofing Supply Inc.		10,948	230
*	United Rentals Inc.		14,472	176
*	Interline Brands Inc.		7,809	155
	Kaman Corp.		6,249	153
	Aircastle Ltd.		12,389	122
*	Rush Enterprises Inc. Class A		6,406	97
*	RSC Holdings Inc.		12,422	91
	TAL International Group Inc.		3,706	89
*	H&E Equipment Services Inc.		6,718	67
	Houston Wire & Cable Co.		4,096	47
*	Titan Machinery Inc.		3,284	43
	Aceto Corp.		5,928	37
*	Rush Enterprises Inc. Class B		1,705	22
	Lawson Products Inc.		119	2
				6,319
Transportation Infrastructure (0.1%)
*	Macquarie Infrastructure Co. LLC		10,404	150

Total Common Stocks (Cost $396,942)				329,932
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $12)		0.246%	11,702	12
Total Investments (100.0%) (Cost $396,954)				329,944
Other Assets and Liabilities-Net (0.0%)[1]				(38)
Net Assets (100%)				329,906

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,000.
* Non-income-producing security.
1 Includes $12,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Industrials Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $396,954,000. Net unrealized depreciation of investment securities for tax purposes was $67,010,000, consisting of unrealized gains of $4,909,000 on securities that had risen in value since their purchase and $71,919,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments

As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Communications Equipment (12.1%)
* Cisco Systems Inc.	2,811,507	65,114
QUALCOMM Inc.	867,884	30,862
* Motorola Inc.	1,208,432	8,278
* Juniper Networks Inc.	275,023	7,321
Harris Corp.	69,804	3,274
* F5 Networks Inc.	42,381	2,981
Tellabs Inc.	200,382	1,803
* CommScope Inc.	51,176	1,443
* Polycom Inc.	46,466	1,395
* JDS Uniphase Corp.	120,226	1,383
* Brocade Communications Systems Inc.	227,247	1,238
ADTRAN Inc.	32,336	887
* Riverbed Technology Inc.	31,320	837
Plantronics Inc.	27,901	835
* Ciena Corp.	52,233	813
* Arris Group Inc.	71,729	787
* Viasat Inc.	21,130	679
* DG FastChannel Inc.	15,798	671
* InterDigital Inc.	24,997	652
* Finisar Corp.	41,602	632
* Acme Packet Inc.	19,791	580
* Tekelec	35,630	511
* Aruba Networks Inc.	37,907	508
* ADC Telecommunications Inc.	60,560	500
* Palm Inc.	87,684	500
* Blue Coat Systems Inc.	23,119	496
* Emulex Corp.	47,197	495
* Comtech Telecommunications Corp.	16,925	488
* Netgear Inc.	20,845	473
* EchoStar Corp. Class A	21,935	461
* Sonus Networks Inc.	174,456	454
* Infinera Corp.	54,220	382
* Harmonic Inc.	60,476	350
Black Box Corp.	11,540	340
* Loral Space & Communications Inc.	8,463	338
* Ixia	26,426	264
Sycamore Networks Inc.	13,900	245
* Oplink Communications Inc.	15,337	220
* Powerwave Technologies Inc.	127,651	211
* Seachange International Inc.	25,017	209
* Extreme Networks	72,571	208
* EMS Technologies Inc.	12,978	202
* Hughes Communications Inc.	7,429	193
* Anaren Inc.	13,220	191
* ShoreTel Inc.	34,974	186
* UTStarcom Inc.	90,016	185
* Aviat Networks Inc.	41,431	183
* Digi International Inc.	19,549	181
* Symmetricom Inc.	34,056	178

* Cogo Group Inc.	22,600	153
Bel Fuse Inc. Class B	7,526	133
* BigBand Networks Inc.	44,149	126
* Opnext Inc.	45,773	92
Bel Fuse Inc. Class A	4,496	75
* Oclaro Inc.	1,530	21
		142,217
Computers & Peripherals (19.8%)
* Apple Inc.	450,593	115,875
Hewlett-Packard Co.	1,129,003	51,945
* EMC Corp.	1,061,683	19,769
* Dell Inc.	917,956	12,236
* NetApp Inc.	176,711	6,659
* SanDisk Corp.	120,768	5,630
* Western Digital Corp.	118,560	4,127
* Seagate Technology	261,664	4,019
* Teradata Corp.	91,183	2,912
* Lexmark International Inc. Class A	42,592	1,599
* NCR Corp.	87,994	1,169
* QLogic Corp.	63,288	1,147
Diebold Inc.	36,796	1,066
* Synaptics Inc.	20,187	604
* Netezza Corp.	32,465	423
* Intermec Inc.	30,798	340
* Avid Technology Inc.	24,588	332
* Quantum Corp.	137,385	323
* Electronics for Imaging Inc.	28,718	320
* STEC Inc.	24,788	300
* Stratasys Inc.	12,495	291
* Isilon Systems Inc.	21,245	290
* Super Micro Computer Inc.	18,603	256
* Adaptec Inc.	84,859	246
* Imation Corp.	23,244	239
* 3PAR Inc.	22,116	235
* Compellent Technologies Inc.	15,774	203
* Intevac Inc.	16,109	185
* Silicon Graphics International Corp.	22,228	181
* Novatel Wireless Inc.	25,100	154
		233,075
Electronic Equipment, Instruments & Components (5.7%)
Corning Inc.	810,872	14,134
Tyco Electronics Ltd.	240,615	6,935
* Agilent Technologies Inc.	181,209	5,864
Amphenol Corp. Class A	90,623	3,842
* Flextronics International Ltd.	430,889	2,827
* Avnet Inc.	80,983	2,326
* FLIR Systems Inc.	81,316	2,317
* Dolby Laboratories Inc. Class A	29,166	1,925
* Trimble Navigation Ltd.	65,035	1,868
* Arrow Electronics Inc.	64,600	1,762
* Itron Inc.	21,867	1,458
* Ingram Micro Inc.	80,187	1,360
Jabil Circuit Inc.	98,999	1,355
* Tech Data Corp.	27,711	1,126
National Instruments Corp.	32,493	1,046
* Vishay Intertechnology Inc.	96,783	876
* Anixter International Inc.	16,768	796

* Plexus Corp.	22,477	765
Molex Inc.	35,573	753
Molex Inc. Class A	42,383	746
* Sanmina-SCI Corp.	44,964	686
* Benchmark Electronics Inc.	36,787	680
* Coherent Inc.	14,915	527
* Checkpoint Systems Inc.	24,397	486
* Littelfuse Inc.	13,163	476
AVX Corp.	32,222	450
Cognex Corp.	23,313	445
* Rofin-Sinar Technologies Inc.	18,425	440
* Scansource Inc.	16,536	426
* Insight Enterprises Inc.	29,241	425
* Power-One Inc.	51,033	399
* L-1 Identity Solutions Inc.	53,062	395
* DTS Inc.	11,714	387
* Universal Display Corp.	23,593	365
* TTM Technologies Inc.	30,689	355
* SYNNEX Corp.	12,954	346
Park Electrochemical Corp.	12,599	326
* Brightpoint Inc.	42,520	316
* Rogers Corp.	10,770	308
MTS Systems Corp.	10,365	303
* OSI Systems Inc.	10,627	279
CTS Corp.	26,366	278
* FARO Technologies Inc.	11,488	275
* IPG Photonics Corp.	16,238	273
* Cogent Inc.	30,044	268
* Newport Corp.	25,280	262
* Electro Scientific Industries Inc.	19,735	254
Methode Electronics Inc.	24,756	251
Daktronics Inc.	27,646	233
* Multi-Fineline Electronix Inc.	8,456	223
* China Security & Surveillance Technology Inc.	47,133	221
* SMART Modular Technologies WWH Inc.	34,556	212
Electro Rent Corp.	15,394	209
* Echelon Corp.	24,482	208
* Maxwell Technologies Inc.	16,985	201
* Comverge Inc.	17,743	169
* CPI International Inc.	9,426	145
Technitrol Inc.	37,216	143
Agilysys Inc.	18,940	128
* ICx Technologies Inc.	16,172	107
		66,961
Internet Software & Services (9.2%)
* Google Inc. Class A	118,422	57,456
* eBay Inc.	606,438	12,984
* Yahoo! Inc.	694,752	10,658
* Akamai Technologies Inc.	91,569	3,637
* VeriSign Inc.	102,659	2,865
* Equinix Inc.	24,184	2,225
* WebMD Health Corp.	27,991	1,274
* IAC/InterActiveCorp	52,656	1,235
* AOL Inc.	58,732	1,212
* VistaPrint NV	22,455	1,048
* Monster Worldwide Inc.	66,858	989
* GSI Commerce Inc.	30,953	872

*	MercadoLibre Inc.	15,432	800
*	Sohu.com Inc.	17,360	767
*	Digital River Inc.	22,682	625
*	j2 Global Communications Inc.	26,695	618
*	ValueClick Inc.	52,077	606
	Earthlink Inc.	64,040	550
*	Rackspace Hosting Inc.	29,086	512
*	SAVVIS Inc.	24,491	459
*	DealerTrack Holdings Inc.	24,817	398
*	OpenTable Inc.	9,176	379
	United Online Inc.	54,881	374
*	Art Technology Group Inc.	95,950	359
*	Constant Contact Inc.	14,662	315
*	Move Inc.	120,356	253
*	Terremark Worldwide Inc.	33,314	250
*	Internet Capital Group Inc.	29,797	248
	NIC Inc.	37,263	242
*	Perficient Inc.	22,380	239
*	LoopNet Inc.	21,583	237
*	ModusLink Global Solutions Inc.	30,748	235
*	RealNetworks Inc.	63,462	228
*	comScore Inc.	14,721	226
*	Vocus Inc.	14,408	226
*	Internet Brands Inc. Class A	20,442	212
*	Infospace Inc.	25,137	207
*	Internap Network Services Corp.	38,290	196
*	Liquidity Services Inc.	14,297	190
*	DivX Inc.	26,243	189
*	Knot Inc.	23,828	178
*	Limelight Networks Inc.	37,515	163
*	Dice Holdings Inc.	20,518	163
*	Stamps.com Inc.	14,029	147
	Marchex Inc. Class B	23,343	118
*	TechTarget Inc.	19,300	117
*	Archipelago Learning Inc.	1,201	17
*	LogMeIn Inc.	676	17
			107,515
IT Services (16.4%)
	International Business Machines Corp.	648,306	81,207
	Visa Inc. Class A	244,608	17,724
	Accenture PLC Class A	327,292	12,280
	Automatic Data Processing Inc.	263,375	10,767
	Mastercard Inc. Class A	51,571	10,405
*	Cognizant Technology Solutions Corp. Class A	154,293	7,721
	Western Union Co.	363,223	5,797
	Paychex Inc.	170,975	4,880
	Fidelity National Information Services Inc.	167,322	4,605
*	Computer Sciences Corp.	80,389	4,019
*	Fiserv Inc.	81,298	3,866
*	SAIC Inc.	209,921	3,609
*	Alliance Data Systems Corp.	28,346	2,003
	Global Payments Inc.	43,678	1,843
	Lender Processing Services Inc.	51,530	1,749
*	Hewitt Associates Inc. Class A	45,450	1,693
	Broadridge Financial Solutions Inc.	74,206	1,419
	Total System Services Inc.	91,787	1,340
*	Gartner Inc.	42,787	1,059

*	Cybersource Corp.	38,554	990
*	Genpact Ltd.	56,910	961
*	NeuStar Inc. Class A	41,665	891
*	VeriFone Systems Inc.	43,133	870
	DST Systems Inc.	22,486	862
*	CACI International Inc. Class A	17,050	788
*	Convergys Corp.	69,388	758
*	Acxiom Corp.	43,109	750
*	Wright Express Corp.	21,119	663
	Sapient Corp.	62,969	639
	MAXIMUS Inc.	10,367	621
*	Mantech International Corp. Class A	13,047	603
*	SRA International Inc. Class A	26,395	569
*	Unisys Corp.	23,832	553
	Syntel Inc.	15,045	503
*	CSG Systems International Inc.	21,533	442
*	Euronet Worldwide Inc.	27,439	361
*	Forrester Research Inc.	10,538	331
*	TNS Inc.	16,330	314
*	Global Cash Access Holdings Inc.	38,145	305
	iGate Corp.	25,421	297
*	TeleTech Holdings Inc.	22,942	297
	Heartland Payment Systems Inc.	16,390	269
*	RightNow Technologies Inc.	15,711	229
*	infoGROUP Inc.	26,801	212
*	ExlService Holdings Inc.	11,425	190
	Cass Information Systems Inc.	5,658	179
*	Ness Technologies Inc.	30,317	158
*	Ciber Inc.	52,883	158
*,^ China Information Security Technology Inc.		29,489	156
*	NCI Inc. Class A	5,987	131
*	Integral Systems Inc.	16,654	114
*	Echo Global Logistics Inc.	1,279	17
			193,167
Office Electronics (0.6%)
	Xerox Corp.	708,956	6,601
*	Zebra Technologies Corp.	32,915	905
			7,506
Semiconductors & Semiconductor Equipment (15.1%)
	Intel Corp.	2,663,837	57,059
	Texas Instruments Inc.	652,512	15,934
	Applied Materials Inc.	697,152	9,000
	Broadcom Corp. Class A	228,564	7,890
*	Marvell Technology Group Ltd.	277,990	5,276
	Analog Devices Inc.	153,734	4,484
*	Micron Technology Inc.	448,577	4,078
*	NVIDIA Corp.	292,002	3,837
	Altera Corp.	156,143	3,680
	Xilinx Inc.	146,342	3,578
*	Cree Inc.	53,363	3,542
	Linear Technology Corp.	118,258	3,306
	Maxim Integrated Products Inc.	161,993	2,877
	KLA-Tencor Corp.	90,920	2,798
	Microchip Technology Inc.	97,786	2,723
*	Advanced Micro Devices Inc.	304,470	2,609
*	Lam Research Corp.	67,973	2,573
*	LSI Corp.	351,432	1,873

	National Semiconductor Corp.	128,150	1,801
*	ON Semiconductor Corp.	217,971	1,593
*	Skyworks Solutions Inc.	93,344	1,487
*	Novellus Systems Inc.	53,406	1,379
*	MEMC Electronic Materials Inc.	121,492	1,379
*	Rambus Inc.	55,104	1,292
*	Varian Semiconductor Equipment Associates Inc.	40,418	1,257
*	Atheros Communications Inc.	36,446	1,239
*	Atmel Corp.	237,974	1,215
*	Silicon Laboratories Inc.	24,043	1,092
*	Teradyne Inc.	97,770	1,074
*	PMC - Sierra Inc.	126,250	1,023
*	Cypress Semiconductor Corp.	86,638	987
*	Avago Technologies Ltd.	47,129	973
	Intersil Corp. Class A	68,391	910
*	Netlogic Microsystems Inc.	30,747	885
*	International Rectifier Corp.	40,363	846
*	Veeco Instruments Inc.	21,503	821
*	Microsemi Corp.	46,787	724
*	Fairchild Semiconductor International Inc. Class A	71,062	711
*	RF Micro Devices Inc.	148,021	711
*	Hittite Microwave Corp.	14,131	646
*	Semtech Corp.	36,204	638
*	TriQuint Semiconductor Inc.	89,317	627
*	Omnivision Technologies Inc.	31,224	602
*	Cirrus Logic Inc.	41,980	597
*	Cavium Networks Inc.	22,401	595
*	Integrated Device Technology Inc.	98,627	576
*	MKS Instruments Inc.	28,134	559
	Power Integrations Inc.	16,010	544
*	Cabot Microelectronics Corp.	14,096	517
*	Tessera Technologies Inc.	29,510	513
*	Amkor Technology Inc.	73,174	498
*	Cymer Inc.	16,359	495
*	FEI Co.	22,881	474
*	Applied Micro Circuits Corp.	42,643	470
*	Entegris Inc.	81,245	439
*	Diodes Inc.	21,615	427
*	Lattice Semiconductor Corp.	84,255	418
*	FormFactor Inc.	30,072	387
*	Verigy Ltd.	36,756	373
*	Monolithic Power Systems Inc.	18,684	359
*	Volterra Semiconductor Corp.	14,898	349
*	Standard Microsystems Corp.	15,017	344
	Micrel Inc.	30,736	341
*	Brooks Automation Inc.	41,010	341
*	ATMI Inc.	20,284	329
*	Kulicke & Soffa Industries Inc.	45,862	319
*	Zoran Corp.	32,965	318
*,^ Rubicon Technology Inc.		10,467	284
*	Advanced Energy Industries Inc.	22,075	273
*	Actel Corp.	19,149	270
*	Silicon Image Inc.	67,939	248
*	Ultratech Inc.	17,033	237
	Cohu Inc.	16,709	234
*	Supertex Inc.	8,480	231
*	Rudolph Technologies Inc.	23,379	208
*	Sigma Designs Inc.	19,539	204

* Exar Corp.	28,947	203
* Pericom Semiconductor Corp.	20,377	202
* Anadigics Inc.	48,428	197
* Kopin Corp.	53,054	190
* IXYS Corp.	20,053	187
* Mattson Technology Inc.	43,759	185
* Conexant Systems Inc.	59,523	169
* Advanced Analogic Technologies Inc.	41,618	144
* DSP Group Inc.	20,926	142
* Trident Microsystems Inc.	80,905	137
		177,556
Software (21.1%)
Microsoft Corp.	3,998,612	103,164
Oracle Corp.	2,082,335	46,998
* Adobe Systems Inc.	273,645	8,779
* Symantec Corp.	424,451	6,014
* Intuit Inc.	158,069	5,649
* Salesforce.com Inc.	59,321	5,133
CA Inc.	217,358	4,402
* Citrix Systems Inc.	96,502	4,208
* BMC Software Inc.	97,039	3,591
* Autodesk Inc.	121,842	3,565
Activision Blizzard Inc.	302,505	3,252
* Red Hat Inc.	99,778	2,925
* Electronic Arts Inc.	172,982	2,856
* Sybase Inc.	43,883	2,823
* McAfee Inc.	83,527	2,656
* ANSYS Inc.	47,641	2,083
* Rovi Corp.	55,571	2,075
* VMware Inc. Class A	30,450	2,016
* Nuance Communications Inc.	113,323	1,930
* Synopsys Inc.	78,742	1,687
Factset Research Systems Inc.	24,374	1,659
* MICROS Systems Inc.	43,627	1,492
* Informatica Corp.	49,204	1,269
Solera Holdings Inc.	36,351	1,261
* Novell Inc.	194,270	1,133
* TIBCO Software Inc.	95,460	1,089
Jack Henry & Associates Inc.	44,870	1,079
* Parametric Technology Corp.	65,226	1,075
* Compuware Corp.	129,325	1,059
* Cadence Design Systems Inc.	151,857	1,017
* Concur Technologies Inc.	23,390	989
* Ariba Inc.	52,334	788
* Progress Software Corp.	23,324	745
* Quest Software Inc.	37,015	716
* Blackboard Inc.	17,853	715
Fair Isaac Corp.	28,067	651
* Lawson Software Inc.	78,812	650
* SuccessFactors Inc.	28,002	623
* JDA Software Group Inc.	22,367	598
Blackbaud Inc.	25,914	584
* TiVo Inc.	63,975	578
* Take-Two Interactive Software Inc.	49,820	576
* Websense Inc.	26,110	546
* Mentor Graphics Corp.	59,265	544
* CommVault Systems Inc.	23,828	537

*	Taleo Corp. Class A		21,078	528
*	Ultimate Software Group Inc.		14,471	495
*	Advent Software Inc.		10,460	452
*	MicroStrategy Inc. Class A		5,556	428
*	ACI Worldwide Inc.		22,015	421
*	Manhattan Associates Inc.		14,473	419
*	AsiaInfo Holdings Inc.		18,674	400
*	SolarWinds Inc.		18,769	356
*	Net 1 UEPS Technologies Inc.		24,072	345
*	Tyler Technologies Inc.		20,794	338
*	SonicWALL Inc.		36,820	335
*	Epicor Software Corp.		35,183	327
	Pegasystems Inc.		10,497	314
*	Synchronoss Technologies Inc.		14,657	300
*	Bottomline Technologies Inc.		17,051	279
*	Radiant Systems Inc.		19,925	276
*	THQ Inc.		45,978	276
*	Netscout Systems Inc.		19,390	262
*	Rosetta Stone Inc.		9,936	261
*	Ebix Inc.		16,862	258
*	EPIQ Systems Inc.		21,735	249
*	Kenexa Corp.		17,472	249
*	ArcSight Inc.		11,172	242
*	Smith Micro Software Inc.		24,322	240
*	S1 Corp.		38,362	235
*	Sourcefire Inc.		11,286	233
*	Symyx Technologies Inc.		33,468	214
*	Interactive Intelligence Inc.		10,706	192
*	NetSuite Inc.		13,594	191
	Opnet Technologies Inc.		11,934	191
*	Monotype Imaging Holdings Inc.		18,923	187
*	Double-Take Software Inc.		16,900	176
	Renaissance Learning Inc.		10,289	161
*	VASCO Data Security International Inc.		24,751	158
*	TeleCommunication Systems Inc. Class A		31,121	156
*	DemandTec Inc.		25,130	154
*	Deltek Inc.		17,812	142
*	PROS Holdings Inc.		17,424	115
*	FalconStor Software Inc.		38,976	110
*	China TransInfo Technology Corp.		14,776	96
*	Fortinet Inc.		1,022	17
				248,557
Total Common Stocks (Cost $1,175,171)				1,176,554
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $176)		0.246%	175,801	176
Total Investments (100.0%) (Cost $1,175,347)				1,176,730
Other Assets and Liabilities-Net (0.0%)[1]				(413)
Net Assets (100%)				1,176,317

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $164,000.
1 Includes $176,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Information Technology Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $1,175,347,000. Net unrealized appreciation of investment securities for tax purposes was $1,383,000, consisting of unrealized gains of $84,538,000 on securities that had risen in value since their purchase and $83,155,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (53.7%)
EI du Pont de Nemours & Co.	1,049,944	37,976
Dow Chemical Co.	1,336,313	35,960
Monsanto Co.	633,874	32,245
Praxair Inc.	355,754	27,606
Air Products & Chemicals Inc.	246,406	17,017
Ecolab Inc.	274,346	12,957
PPG Industries Inc.	192,625	12,341
Sherwin-Williams Co.	109,512	8,392
Mosaic Co.	180,954	8,355
Sigma-Aldrich Corp.	141,441	7,536
Lubrizol Corp.	79,442	7,036
Airgas Inc.	91,456	5,713
CF Industries Holdings Inc.	79,159	5,430
Eastman Chemical Co.	84,178	5,083
Celanese Corp. Class A	169,450	4,858
FMC Corp.	79,954	4,841
Ashland Inc.	86,259	4,624
Albemarle Corp.	95,678	4,120
International Flavors & Fragrances Inc.	91,973	4,093
Nalco Holding Co.	160,589	3,639
Valspar Corp.	109,589	3,438
RPM International Inc.	150,410	2,980
Cytec Industries Inc.	56,609	2,419
Scotts Miracle-Gro Co. Class A	54,067	2,402
Huntsman Corp.	220,942	2,205
* WR Grace & Co.	83,949	2,152
* Solutia Inc.	140,978	2,136
Cabot Corp.	71,999	2,017
Olin Corp.	91,426	1,753
Sensient Technologies Corp.	56,774	1,572
* Rockwood Holdings Inc.	60,592	1,572
NewMarket Corp.	15,106	1,555
* Intrepid Potash Inc.	52,296	1,290
HB Fuller Co.	56,548	1,206
Minerals Technologies Inc.	21,717	1,161
* PolyOne Corp.	107,608	1,075
* OM Group Inc.	35,411	1,057
Arch Chemicals Inc.	29,127	998
* Calgon Carbon Corp.	65,084	968
* Ferro Corp.	93,646	844
A Schulman Inc.	36,218	805
Balchem Corp.	32,441	788
Innophos Holdings Inc.	24,683	704
* Georgia Gulf Corp.	39,096	680
Stepan Co.	9,285	670
Koppers Holdings Inc.	23,695	642
* STR Holdings Inc.	27,056	574
Westlake Chemical Corp.	22,983	487
* Spartech Corp.	36,388	484

	Zep Inc.	25,640	469
*	Innospec Inc.	28,180	351
*	LSB Industries Inc.	20,046	328
*	Zoltek Cos. Inc.	33,981	325
*	Kraton Performance Polymers Inc.	14,524	298
*	Yongye International Inc.	39,032	292
	Hawkins Inc.	10,200	274
*	ShengdaTech Inc.	35,912	212
	American Vanguard Corp.	25,346	202
*	Landec Corp.	29,247	181
*,^ China Green Agriculture Inc.		16,475	178
*	China Agritech Inc.	9,907	128
			293,694
Construction Materials (2.8%)
	Vulcan Materials Co.	146,732	7,407
	Martin Marietta Materials Inc.	52,603	4,904
	Eagle Materials Inc.	48,275	1,481
	Texas Industries Inc.	27,344	992
*	Headwaters Inc.	71,833	284
*	United States Lime & Minerals Inc.	2,555	100
			15,168
Containers & Packaging (8.4%)
*	Owens-Illinois Inc.	195,828	5,940
	Ball Corp.	103,807	5,113
*	Crown Holdings Inc.	187,531	4,409
*	Pactiv Corp.	153,649	4,391
	Sealed Air Corp.	184,593	3,847
	Bemis Co. Inc.	125,658	3,604
	Sonoco Products Co.	116,434	3,599
	Aptargroup Inc.	78,734	3,138
	Packaging Corp. of America	119,608	2,648
	Temple-Inland Inc.	118,581	2,506
	Rock-Tenn Co. Class A	42,739	2,199
	Silgan Holdings Inc.	62,079	1,771
	Greif Inc. Class A	28,540	1,564
*	Boise Inc.	68,549	421
*	Graphic Packaging Holding Co.	101,319	320
	Myers Industries Inc.	34,747	312
*	BWAY Holding Co.	12,922	258
			46,040
Metals & Mining (28.6%)
	Freeport-McMoRan Copper & Gold Inc.	500,181	35,038
	Newmont Mining Corp.	561,136	30,200
	Nucor Corp.	365,780	15,747
	Alcoa Inc.	1,185,905	13,804
	Cliffs Natural Resources Inc.	156,996	8,770
	United States Steel Corp.	166,547	7,863
	Allegheny Technologies Inc.	102,665	5,614
	Walter Energy Inc.	62,180	4,933
	Reliance Steel & Aluminum Co.	81,516	3,742
	Steel Dynamics Inc.	238,933	3,505
	Compass Minerals International Inc.	37,875	2,873
	Royal Gold Inc.	50,751	2,545
	Commercial Metals Co.	131,054	2,040
	Carpenter Technology Corp.	51,011	1,985
	AK Steel Holding Corp.	127,571	1,908
*	Titanium Metals Corp.	104,081	1,839

*	Hecla Mining Co.		281,140	1,512
*	Coeur d'Alene Mines Corp.		94,683	1,430
*	Allied Nevada Gold Corp.		72,952	1,396
	Schnitzer Steel Industries Inc.		25,843	1,293
	Worthington Industries Inc.		73,505	1,082
*	RTI International Metals Inc.		34,825	923
*	Globe Specialty Metals Inc.		73,001	852
*	Stillwater Mining Co.		56,344	746
*	Century Aluminum Co.		69,850	734
	AMCOL International Corp.		24,851	670
	Kaiser Aluminum Corp.		17,598	659
*	Brush Engineered Materials Inc.		23,420	592
*	Horsehead Holding Corp.		50,413	526
	Haynes International Inc.		14,009	445
	Olympic Steel Inc.		10,918	301
*	AM Castle & Co.		20,190	300
*	General Moly Inc.		71,481	269
*	Gulf Resources Inc.		24,463	240
				156,376
Paper & Forest Products (6.5%)
	International Paper Co.		481,313	11,181
	Weyerhaeuser Co.		245,603	10,458
	MeadWestvaco Corp.		198,896	4,754
*	Domtar Corp.		49,909	3,054
*	Louisiana-Pacific Corp.		144,583	1,229
	Schweitzer-Mauduit International Inc.		20,162	1,113
*	Clearwater Paper Corp.		13,472	825
	PH Glatfelter Co.		52,959	614
	Deltic Timber Corp.		13,080	605
*	Buckeye Technologies Inc.		44,949	545
*	Wausau Paper Corp.		53,902	471
*	KapStone Paper and Packaging Corp.		38,512	425
	Neenah Paper Inc.		17,365	329
				35,603
Total Common Stocks (Cost $618,626)				546,881
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $93)		0.246%	93,000	93
Total Investments (100.0%) (Cost $618,719)				546,974
Other Assets and Liabilities-Net (0.0%)[1]				(171)
Net Assets (100%)				546,803

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $84,000.
1 Includes $94,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Materials Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $618,719,000. Net unrealized depreciation of investment securities for tax purposes was $71,745,000, consisting of unrealized gains of $25,791,000 on securities that had risen in value since their purchase and $97,536,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.5%)
Diversified Telecommunication Services (70.2%)
Alternative Carriers (8.9%)
* tw telecom inc Class A	211,725	3,703
* Level 3 Communications Inc.	2,269,408	3,041
* PAETEC Holding Corp.	554,509	2,346
* Global Crossing Ltd.	151,392	2,060
* Vonage Holdings Corp.	850,322	1,709
* Cogent Communications Group Inc.	185,510	1,679
* Premiere Global Services Inc.	203,577	1,625
* AboveNet Inc.	23,334	1,070
* Neutral Tandem Inc.	77,954	1,048
* Iridium Communications Inc.	89,320	809

Integrated Telecommunication Services (61.3%)
Verizon Communications Inc.	1,702,837	46,862
AT&T Inc.	1,893,126	46,003
CenturyLink Inc.	239,629	8,226
Qwest Communications International Inc.	1,414,496	7,412
Windstream Corp.	536,361	5,723
Frontier Communications Corp.	426,288	3,389
Iowa Telecommunications Services Inc.	135,629	2,260
Consolidated Communications Holdings Inc.	126,435	2,184
* Cincinnati Bell Inc.	621,468	1,976
* Cbeyond Inc.	121,688	1,902
Alaska Communications Systems Group Inc.	224,475	1,856
Atlantic Tele-Network Inc.	39,730	1,661
* General Communication Inc. Class A	248,278	1,423

* SureWest Communications	43,049	264
		150,231
Wireless Telecommunication Services (30.3%)
Wireless Telecommunication Services (30.3%)
* Sprint Nextel Corp.	2,188,424	11,227
* American Tower Corp. Class A	242,348	9,822
* Crown Castle International Corp.	239,998	8,887
* NII Holdings Inc.	157,825	5,756
* SBA Communications Corp. Class A	123,535	4,080
* MetroPCS Communications Inc.	349,586	3,143
Telephone & Data Systems Inc.	91,351	3,004
Telephone & Data Systems Inc.	94,085	2,714
* Syniverse Holdings Inc.	130,626	2,585
* United States Cellular Corp.	56,616	2,350
NTELOS Holdings Corp.	121,355	2,178
* Leap Wireless International Inc.	131,205	2,143
* ICO Global Communications Holdings Ltd.	1,342,474	2,067
USA Mobility Inc.	136,631	1,924
Shenandoah Telecommunications Co.	103,381	1,750
* Clearwire Corp. Class A	129,103	1,051
* FiberTower Corp.	55,372	212

*,^ TerreStar Corp.		225,936	108
			65,001
Total Common Stocks (Cost $230,876)			215,232
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $175)	0.246%	175,002	175
Total Investments (100.6%) (Cost $231,051)			215,407
Other Assets and Liabilities-Net (-0.6%)[2]			(1,319)
Net Assets (100%)			214,088

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $84,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $175,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $231,051,000. Net unrealized depreciation of investment securities for tax purposes was $15,644,000, consisting of unrealized gains of $14,161,000 on securities that had risen in value since their purchase and $29,805,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (47.2%)
Southern Co.	1,209,441	39,549
Exelon Corp.	972,855	37,552
Duke Energy Corp.	1,930,266	30,807
FPL Group Inc.	579,393	28,929
American Electric Power Co. Inc.	704,776	22,525
Entergy Corp.	278,927	20,939
Progress Energy Inc.	419,606	16,193
FirstEnergy Corp.	449,407	15,824
Edison International	456,314	14,766
PPL Corp.	557,124	14,379
Northeast Utilities	259,019	6,722
Pinnacle West Capital Corp.	158,532	5,566
Pepco Holdings Inc.	327,636	5,285
Allegheny Energy Inc.	249,993	5,115
DPL Inc.	175,563	4,396
NV Energy Inc.	346,224	4,082
ITC Holdings Corp.	73,862	3,893
Westar Energy Inc.	162,801	3,582
Great Plains Energy Inc.	199,562	3,502
Hawaiian Electric Industries Inc.	136,393	2,995
Cleco Corp.	89,031	2,357
IDACORP Inc.	70,606	2,334
Portland General Electric Co.	111,177	2,102
Unisource Energy Corp.	52,899	1,633
Allete Inc.	46,677	1,611
PNM Resources Inc.	128,187	1,582
* El Paso Electric Co.	64,638	1,281
MGE Energy Inc.	34,153	1,206
UIL Holdings Corp.	44,043	1,113
Empire District Electric Co.	56,361	1,028
Central Vermont Public Service Corp.	16,366	329
		303,177
Gas Utilities (10.1%)
Questar Corp.	257,473	11,550
EQT Corp.	201,450	7,895
Oneok Inc.	148,657	6,611
National Fuel Gas Co.	101,675	4,941
Energen Corp.	100,648	4,456
UGI Corp.	160,490	4,195
AGL Resources Inc.	114,322	4,173
Atmos Energy Corp.	136,914	3,713
Piedmont Natural Gas Co. Inc.	108,100	2,747
Nicor Inc.	66,705	2,695
WGL Holdings Inc.	74,021	2,506
New Jersey Resources Corp.	60,945	2,160
Southwest Gas Corp.	66,680	1,975
South Jersey Industries Inc.	44,058	1,934
Northwest Natural Gas Co.	39,213	1,724

	Laclede Group Inc.		31,241	1,034
	Chesapeake Utilities Corp.		13,134	395
*,^ China Natural Gas Inc.			20,403	150
				64,854
Independent Power Producers & Energy Traders (6.7%)
*	AES Corp.		995,241	10,221
	Constellation Energy Group Inc.		281,511	9,960
*	NRG Energy Inc.		386,108	9,016
*	Calpine Corp.		522,353	7,156
*	Mirant Corp.		211,818	2,631
*	RRI Energy Inc.		521,607	2,305
	Ormat Technologies Inc.		30,220	861
*	Dynegy Inc. Class A		150,505	787
				42,937
Multi-Utilities (34.1%)
	Dominion Resources Inc.		884,714	34,468
	Public Service Enterprise Group Inc.		745,905	22,847
	PG&E Corp.		547,443	22,719
	Consolidated Edison Inc.		414,785	17,666
	Sempra Energy		345,940	15,913
	Xcel Energy Inc.		675,466	13,840
	DTE Energy Co.		244,189	11,113
	Ameren Corp.		350,144	8,635
	Wisconsin Energy Corp.		172,344	8,445
	CenterPoint Energy Inc.		550,023	7,491
	SCANA Corp.		172,455	6,258
	NiSource Inc.		408,070	6,105
	NSTAR		157,464	5,529
	Alliant Energy Corp.		163,157	5,244
	OGE Energy Corp.		143,076	5,214
	Integrys Energy Group Inc.		112,815	5,101
	CMS Energy Corp.		338,504	4,969
	MDU Resources Group Inc.		263,114	4,920
	TECO Energy Inc.		299,520	4,657
	Vectren Corp.		113,613	2,619
	Avista Corp.		81,014	1,564
	Black Hills Corp.		54,464	1,563
	NorthWestern Corp.		53,153	1,400
	CH Energy Group Inc.		23,364	909
				219,189
Water Utilities (1.9%)
	American Water Works Co. Inc.		257,408	5,236
	Aqua America Inc.		201,485	3,516
	California Water Service Group		29,127	1,044
	American States Water Co.		27,361	940
	SJW Corp.		20,468	495
	Middlesex Water Co.		19,922	335
	Connecticut Water Service Inc.		12,619	262
	Consolidated Water Co. Ltd.		20,411	245
				12,073
Total Common Stocks (Cost $767,234)				642,230
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $70)		0.246%	70,401	70

Total Investments (100.0%) (Cost $767,304)	642,300
Other Assets and Liabilities-Net (0.0%)[2]	(131)
Net Assets (100%)	642,169

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $65,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $70,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2010, the cost of investment securities for tax purposes was $767,304,000. Net unrealized depreciation of investment securities for tax purposes was $125,004,000, consisting of unrealized gains of $2,640,000 on securities that had risen in value since their purchase and $127,644,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.